FIDELITY

(REGISTERED TRADEMARK)

MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS
                          AND ONE YEAR.

INVESTMENTS           9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS  51  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 55  NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 6  PAST 1  PAST 5  PAST 10
                                  MONTHS  YEAR    YEARS   YEARS

FIDELITY MUNICIPAL MONEY MARKET   1.61%   3.34%   15.90%  45.08%

ALL TAX-FREE MONEY MARKET         1.52%   3.15%   14.96%  42.67%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 444 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998          PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY MUNICIPAL MONEY MARKET       3.34%   2.99%   3.79%

ALL TAX-FREE MONEY MARKET             3.15%   2.83%   3.61%
FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                            4/27/98  2/2/98  11/3/97  7/28/97  4/28/97

FIDELITY MUNICIPAL MONEY    3.64%    3.17%   3.29%    3.34%    3.76%
MARKET FUND

ALL TAX-FREE MONEY MARKET   3.47%    3.02%   3.13%    3.12%    3.57%
FUNDS AVERAGE

FIDELITY MUNICIPAL MONEY    5.69%    4.95%   5.14%    5.22%    5.88%
MARKET FUND TAX-EQUIVALENT


Row: 1, Col: 1, Value: 3.64
Row: 1, Col: 2, Value: 3.47
Row: 1, Col: 3, Value: 5.69
Row: 2, Col: 1, Value: 3.17
Row: 2, Col: 2, Value: 3.02
Row: 2, Col: 3, Value: 4.95
Row: 3, Col: 1, Value: 3.29
Row: 3, Col: 2, Value: 3.13
Row: 3, Col: 3, Value: 5.14
Row: 4, Col: 1, Value: 3.34
Row: 4, Col: 2, Value: 3.12
Row: 4, Col: 3, Value: 5.22
Row: 5, Col: 1, Value: 3.76
Row: 5, Col: 2, Value: 3.57
Row: 5, Col: 3, Value: 5.88
Fidelity Municipal
Money Market Fund
All Tax-Free Money
Market Funds
Average
Fidelity Municipal
Money Market Fund
Tax-Equivalent
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 income tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax. COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity Municipal Money Market Fund
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. The unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. Real GDP - gross domestic product adjusted for inflation - grew at an average annual rate of 3.9% in the fourth quarter of 1997 and preliminary numbers showed a growth rate of 4.8% in the first quarter of 1998. Employment was strong throughout the period, as indicated by unemployment in April falling to a 28-year low of 4.3%. Low unemployment generally leads to wage increases, which can eventually lead to increased prices at the consumer level. However, labor cost pressures were contained as increased compensation was offset by increases in productivity. Furthermore, prices at the producer level have actually been declining over the past six months, while prices at the consumer level were up only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. Market sentiment, as to the Federal Reserve Board's next potential move on interest rates, shifted several times during the period. Despite little evidence of inflation, the market expected the Fed to raise rates during the summer of 1997 as another preemptive strike against inflation that was almost certain to accompany the economy's continued rapid growth. However, sentiment dramatically shifted at the beginning of the period - in November and December - when many participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many market observers began to expect the Fed to lower short-term interest rates to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were reignited.
Q. WHAT WAS YOUR STRATEGY AS THIS UNFOLDED?
A. I kept the fund's average maturity pretty short during the period because there has been a tremendous amount of municipal supply. In the first four months of 1998, municipal bond issuance rose almost 60% over the comparable period last year, which kept short-term rates attractive. The fund began the period with an average maturity of 44 days, a fairly neutral position relative to its peers. However, the fund's collection of variable rate demand notes (VRDNs), significantly shortened the fund's average maturity to 28 days by April 30, 1998.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on April 30, 1998, was 3.66%, compared to 3.31% six months ago. The latest yield was the equivalent of a 5.72% taxable yield for investors in the 36% federal tax bracket. Through April 30, 1998, the fund's six-month total return was 1.61%, compared to 1.52% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although the Asian crisis has dampened U.S. net exports, strong consumer demand and business investment within the U.S. has allowed economic growth to continue at a rapid pace. Despite this strength, inflationary pressures have not materialized. Wage increases and price appreciation in the service sector have been offset by increases in productivity, a strong dollar and declining commodity prices. Several of these factors that had been restraining inflation appear to have been temporary. First-quarter non-farm productivity rose only 0.2% - much lower than levels seen in 1996 and 1997 when inflation was subdued, suggesting that these productivity increases may not be sustained. In addition, the fall of oil prices and the appreciation of the dollar have stabilized. Consequently, inflation may pick up - possibly causing the Fed to raise interest rates later this year. Another factor to consider going forward is that most one-year notes in the municipal market are issued for settlement in July. The fund may participate in the one-year market at this time, as the increased supply should make these longer-term issues attractive. However, given my outlook on interest rates, I may target a slightly shorter average maturity, allowing me to take advantage of higher yields if the Fed moves to raise short-term rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
while maintaining a stable
$1 share price by investing
in high-quality, short-term
municipal money market
securities
FUND NUMBER: 010
TRADING SYMBOL: FTEXX
START DATE: January 2, 1980
SIZE: as of April 30, 1998,
more than $4.6 billion
MANAGER: Diane McLaughlin,
since 1996; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           4/30/98           10/31/97          4/30/97

  0 - 30   75                73                75

 31 - 90   15                14                18

 91 - 180   8                 2                 4

181 - 397   2                11                 3

WEIGHTED AVERAGE MATURITY
                        4/30/98  10/31/97  4/30/97

FIDELITY MUNICIPAL      28 DAYS  44 DAYS   28 DAYS
 MONEY MARKET FUND

ALL TAX-FREE MONEY      39 DAYS  49 DAYS   40 DAYS
 MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998  AS OF OCTOBER 31, 1997
Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 68.40000000000001
Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 68.40000000000001
Variable rate
demand
notes (VRDNs) 69%
Commercial paper
(including
commercial
paper mode) 20%
Tender bonds 3%
Municipal
notes 7%
Other 1%
Variable rate
demand
notes (VRDNs) 69%
Commercial paper
(including
commercial
paper mode) 17%
Tender bonds 3%
Municipal
notes 10%
Other 1%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ALABAMA - 1.4%
Alabama Hsg. Fin. Auth. Multi-Family Hsg.
(Gazebo East Proj.) Series 1991 B, 4.45%,
LOC AmSouth Bank of Alabama, VRDN $ 3,430 $ 3,430
Alabama Ind. Dev. Auth. Rev. (Southern Ionics Proj.) 4.35%,
LOC Southtrust Bank, Alabama, VRDN (d)  4,000  4,000
Birmingham Private Edl. Auth. (Altamont School) Series 1998,
4.25%, LOC Amsouth Bank, Birmingham, VRDN  4,625  4,625
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec.
 Coop., Inc.) Series 1993:
  3.55% 5/15/98 (Nat'l. Rural Util. Coop. Fin.
  Guaranteed) CP mode  3,800  3,800
  3.70% 9/10/98 (Nat'l. Rural Util. Coop. Fin.
  Guaranteed) CP mode  2,600  2,600
Courtland Ind. Dev. Board (Speciality Minerals, Inc.) 4.30%,
LOC Wachovia Bank, NA, VRDN (d)  5,000  5,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
 Series 1996, 4.30%, VRDN (d)  1,900  1,900
Decatur Ind. Dev. Board Solid Waste Rev. (Trico Steel Co. Proj.) Series 1997, 4.20%, LOC Chase Manhattan Bank, VRDN (d) 3,500 3,500 Demopolis Ind. Dev. Rev. Board VRDN:
 (McClain of Alabama Proj.) 4.25%, LOC LaSalle
  Nat'l. Bank, Chicago, Illinois (d)  2,325  2,325
 (Systech Environmental Corp.)
  Series 1990, 4.20%, LOC NBD Bank, NA (d)  1,800  1,800
Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 4.30%,
LOC Wachovia Bank of Georgia, NA, VRDN  4,300  4,300
Jefferson County Swr. Rev. Participating VRDN, 4.15%
(BPA Bank of New York, NA) (e)  5,400  5,400
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc.) 4.35%,
LOC Amsouth Bank, NA, VRDN (d)  3,800  3,800
Mobile Ind. Dev. Board Rev. (Newark Group Proj.) 4.25%,
LOC First Union Nat'l. Bank, VRDN  7,450  7,450
Montgomery Ind. Dev. Rev. (Feldmeier/Alabama Equipment)
Series 1996, 4.35%, LOC Southtrust Bank of Alabama,
VRDN  (d)  925  925
Phoenix City Ind. Dev. Board Envir. Impr. Bonds
(Mead Coating Board Proj.) Series 1988, 3.77% 7/13/98,
LOC ABN-AMRO Bank, NV, CP mode (d)  3,000  3,000
Roanoke Ind. Dev. Rev. (Steel Fab, Inc. Proj.) Series 1997,
4.35%, LOC Nationsbank, NA, VRDN (d)  1,500  1,500
Tuscaloosa County Ind. Dev. Auth. (Hanna Steel Co.) 4.35%,
LOC Nationsbank, NA, VRDN  1,090  1,090
Wetumpka Ind. Dev. Board Rev. (US Fabtec LLC) 4.70%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (d)  1,860  1,860
  62,305
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ALASKA - 1.0%
Alaska Hsg. Fin. Corp. Participating VRDN, Series 1997 A,
4.20% (Liquidity Facility Bank of America Nat'l.
Trust & Savings Bank) (e) $ 4,185 $ 4,185
Alaska Hsg. Fin. Corp. Participating VRDN, Series 1995 A,
4.15% (Liquidity Facility Bank of New York, NA) (e) 5,600 5,600 Alaska Ind. Dev. & Export Auth. Exempt Facs. Rev.
(Fairbanks Gold Mining) Series 1997, 4.20%,
LOC Union Bank of Switzerland, VRDN (d)  30,400  30,400
Valdez Marine Terminal Rev.:
 Bonds (Atlantic Richfield Co. Proj.) Series 1994 A, 3.50%
  6/12/98, CP mode  1,000  1,000
 Participating VRDN (Sohio Pipeline, British Petroleum)
  4.20% (Liquidity Facility Banque National de Paris) (e)  4,945
4,945
  46,130
ARIZONA - 2.6%
Apache County Ind. Dev. Auth. (Tucson Elec.
Pwr. Co. Proj.) Series 1981 B, 4.45%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN  16,500  16,500
Cochise County Poll. Cont. Rev. Bonds (Arizona Elec.
Pwr. Coop.) 3.50%, tender 9/1/98
(CFC Guaranteed-Nat'l. Rural Util. Coop.) (d)  5,300  5,300
Flagstaff Ind. Dev. Auth. Bonds (Citizens Util. Co.) 3.60%
6/12/98, CP mode (d)  2,100  2,100
Maricopa County:
 Commty College Dist. Participating VRDN, Series 1988,
 4.25% (Liquidity Facility Bankers Trust Co.) (e)  14,000  14,000
 Ind. Dev. Auth. Multi-Family Hsg. Auth. Rev. VRDN:
  (Privado Park Apt. Proj.) Series 1994 A, 4.20%
   (Fannie Mae Guaranteed) (d)  1,000  1,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 4.20%
   (Fannie Mae Guaranteed) (d)  5,100  5,100
 Poll. Cont. Rev. Bonds
  (Southern California Edison Co. Proj.):
   Series 1985 E, 3.65% 9/11/98, CP mode  3,250  3,250
   Series 1985 F, 3.50% 6/12/98, CP mode  5,950  5,950
Mohave County Ind. Dev. Auth. Bonds
(Citizens Util. Co. Proj.):
  Series 1993 E, 3.50% 6/9/98, CP mode (d)  1,360  1,360
  Series 1993 E, 3.80% 5/15/98, CP mode (d)  2,500  2,500
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Phoenix Ind. Dev. Auth. VRDN:
Multi-Family Hsg. Rev.:
  (Bell Square Apt. Proj.) Series 1995, 4.30%,
  LOC General Elec. Capital Corp. $ 6,000 $ 6,000
  (Del Mar Terrace Apts. Proj.) Series 1984, 4.10%,
  LOC Bank of America Nat'l. Trust & Savings Bank 8,500 8,500 (Heather Ridge Apt. Proj.) Series 1988, 4.20%
  (Fannie Mae Guaranteed) (d)  2,000  2,000
 Rev. (Plastican Project) Series 1997, 4.40%,
  LOC Fleet Nat'l. Bank (d)  2,700  2,700
 Rev. Rfdg. (V.A.W. of America Proj.)
 Series 1997, 4.25%, LOC Nationsbank, NA  1,100  1,100
Pima County Ind. Dev. Auth. Multi-Family Rev. (Quail Ridge
Apt.-B) 4.20% (Fannie Mae Guaranteed) VRDN  4,000  4,000
Salt River Proj. Agricultural Impt. & Pwr. Dist. CP:
3.50%, LOC Bank of New York, NA (Liquidity Facility
 Wells Fargo Bank, First Nat'l. Bank of Chicago)  5,800  5,800
 3.55% (Liquidity Facility Wells Fargo Bank, First Nat'l.
 Bank of Chicago)  16,400  16,400
 3.80% (Liquidity Facility Wells Fargo Bank, First Nat'l.
 Bank of Chicago)  2,500  2,500
Tempe Union High School Dist. #213 TAN 4.40% 6/30/98 2,000 2,002 Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev. (Lincoln Garden
Proj.) 4.50% LOC Sumitomo Bank Ltd., VRDN  5,625  5,625
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens
Util. Co.) Series 1993:
  3.50% 6/9/98, CP mode (d)  4,600  4,600
  3.70% 7/10/98, CP mode (d)  2,000  2,000
  120,287
ARKANSAS - 1.0%
Arkansas Dev. Fin. Agcy.:
 Bonds Single Family Mtg. Rev. Series D,
 4.05% tender 7/1/98  6,400  6,400
 Participating VRDN, 4.25% (Liquidity Facility Bank of
 America Nat'l. Trust & Savings Bank) (e)  7,380  7,380
 Multi-Family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998,
  4.30%, LOC Bank One, Louisiana, NA, VRDN  5,200  5,200
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co.
Proj.) 4.20%, LOC SunTrust Bank, Atlanta, VRDN (d) 13,800 13,800 Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.)
Series 1996, 4.25%, LOC Commerzbank, AG, VRDN (d) 5,600 5,600 MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ARKANSAS - CONTINUED
Pine Bluff Ind. Dev. Rev. (Rolling Pin Corp. Proj.)
Series 1988, 4.35%, LOC Wells Fargo Bank, NA,
San Francisco, VRDN (d) $ 4,500 $ 4,500
West Memphis Ind. Dev. Rev. (Proform Co. LLC Project)
Series 1996, 4.30%, LOC U.S. Bank, NA, VRDN (d)  1,000  1,000
  43,880
CALIFORNIA - 2.8%
California Higher Ed. Student Loan Auth. Rev.:
 Bonds:
  Series E-5, 4.25%, tender 6/1/98, LOC Student Loan
   Marketing Assoc. (d)  7,100  7,100
  Series 1987 C, 3.95% tender 6/1/98, LOC Student
   Loan Marketing Assoc. (d)  4,000  4,000
  Series 1994 A, 3.95% tender 6/1/98
   LOC State Street Bank and Trust Co., Boston (d)  7,450  7,450
 VRDN:
  Series 1987 C, 4.15%, LOC Student Loan
  Marketing Assoc. (d)  1,600  1,600
  Series 1992 E-1, 4.20%, LOC Student Loan
  Marketing Assoc. (d)  8,350  8,350
California Pub. Works Board Lease Rev. Bonds
(Dept. of Corrections) Series 1997 C, 4.75% 9/1/98  4,100  4,111
California School Cash Reserves Prog. TRAN
1997 Pool Bonds Series A, 4.75% 7/2/98  15,000  15,020
Central Valley School Fin. Auth. TRAN 1997 Pool Bonds,
4.50% 8/27/98  6,400  6,412
Clovis Unified School Dist. TRAN (Fresno County)
4.25% 6/30/98  13,300  13,309
Fresno County Gen. Oblig. TRAN 4.25% 7/1/98  1,500  1,501
Kern High School Dist. TRAN, 4.50% 8/20/98  7,700  7,713
Los Angeles County Gen. Oblig. TRAN 4.50% 6/30/98  10,860  10,874
Los Angeles Unified School Dist. TRAN Series 1997-98,
4.50% 7/1/98  8,300  8,309
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  12,700  12,711
San Luis Obispo County Office of Ed. TRAN
4.50% 6/30/98  5,000  5,005
South Coast Local Ed. TRAN Series A,
4.50% 6/30/98 (MBIA Insured)  17,000  17,016
  130,481
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
COLORADO - 2.6%
Aurora Multi Family Hsg. Rev. Series 1996, 4.70%
(Fannie Mae Guaranteed) VRDN (d) $ 8,300 $ 8,300
Colorado Springs Util. Sys. Impt. Rev. Participating VRDN:
 Series 1996 A, 4.25% (Liquidity Facility
 Societe Generale) (e)  14,900  14,900
 Series 1997 A, 4.20% (Liquidity Facility Bank of
 New York, NA) (e)  9,100  9,100
Denver City & County Dept. of Aviation Airport Sys. Rev.
Participating VRDN, Series 1997-Q:
  4.15% (Liquidity Facility Corestates Bank) (e)  1,900  1,900
  4.25% (Liquidity Facility CoreStates Bank) (e)  6,600  6,600
Denver City & County Gen. Oblig. Rev. Rfdg.
Participating VRDN, Series 1998 A, 4.25%
(Liquidity Facility Bankers Trust Co.) (e)  13,870  13,870
Denver County Arpt. Rev. Participating
VRDN, 4.25% (Liquidity Facility Caisse des
Depots et Consigns) (e)  29,095  29,095
Fort Collins County Ind. Dev. Rev. (Phelps-Tointon
Millwork Proj.) Series 1993, 4.25%,
LOC Bank One, Milwaukee, VRDN (d)  1,295  1,295
Highlands Ranch County Metro Dist. #2
Participating VRDN, Series 1996 E, 4.60%
(Liquidity Facility Norwest Bank NA, Minnesota) (e) 1,850 1,850 Moffat County Poll. Cont. Rev. Rfdg.
(Colorado-UTE Elec. Assoc. Inc.) Series 1984, 4.10%
(AMBAC Insured) (BPA Societe Generale) VRDN  12,600  12,600
Platte County River Pwr. Auth. Bonds
(Adj. Elec. Rev. Proj.) Series S-1, 3.50% 6/10/98
(BPA Morgan Guaranty Trust Co., NY) CP mode 15,700 15,700 Westminster County Multi-Family Hsg. Rev. Series 1997
(Lakeview Apts.) 4.70% (Fannie Mae Guaranteed)
VRDN (d)  4,510  4,510
  119,720
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN,
(Merlot Proj.) Series 1997 L, 4.35%
(Liquidity Facility CoreStates Bank) (e)  4,700  4,700
DELAWARE - 0.7%
Delaware Econ. Dev. Auth. Multi-Family Rev.
(Schoolhouse Trust Prog.) 4.30%,
LOC Marine Midland Bank, VRDN  25,100  25,100
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
4.15% (Liquidity Facility Merrill Lynch & Co.) (e)  7,550  7,550
  32,650
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - 0.2%
Metro Washington Arpt. Auth. Rev. Bonds 3.60% 7/23/98,
LOC NationsBank, NA, CP mode (d) $ 11,000 $ 11,000
FLORIDA - 5.2%
Brevard County Hsg. Fin. Auth. Rev.
(Sun Pointe Bay Apts. Proj.) Series 1993, 4.25%
(Continental Casualty Co. Guaranteed) VRDN  2,180  2,180
Broward County Sales Rax Rev. Series B, 3.90% 5/7/98
(Liquidity Facility Bank of Tokyo-Mitsubishi, Ltd.) CP (d)  23,000
23,000
Dade County Hsg. Fin. Auth. Single Family Mort. Rev. Bonds
Series 1997 C, 4.05%, tender 10/16/98
(FGIC Capital Markets Svcs. Guaranteed) (d)  4,200  4,200
Eagle Tax Exempt Trust, Class A, Participating VRDN, 4.20%
(Liquidity Facility Citibank, NY) (e)  11,400  11,400
Florida Board of Ed. Participating VRDN, Series 96C0917,
4.20% (Liquidity Facility Citibank) (e)  4,700  4,700
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg. (Hillsborough-Oxford Proj.) Series D, 4.15%
(Continental Casualty Co. Guaranteed) VRDN  5,000  5,000
Florida Local Gov't. Fin. Auth. Rev. (Finance Commission)
 Series A, CP:
  3.60% 6/11/98, LOC First Union Nat'l. Bank  4,100  4,100
  3.75% 7/14/98, LOC First Union Nat'l. Bank  12,540  12,540
  3.60% 8/7/98, LOC First Union Nat'l. Bank  3,100  3,100
  3.65% 9/8/98, LOC First Union Nat'l. Bank  4,570  4,570
Highlands County Health Facs. Auth. Rev.
(Adventist Health/Sunbelt) VRDN:
  4.15% (Capital Markets Assurance Corp. Insured)
   (BPA First Nat'l. Bank of Chicago)  6,800  6,800
  Series B, 4.15% (Capital Markets Assurance Corp. Insured)
  (Liquidity Facility Canadian Imperial Bank of Commerce)  13,000
13,000
Highlands County Ind. Dev. Auth. (Lesco Inc. Proj.) Series 1997, 4.30%, LOC PNC Bank, NA, VRDN (d) 2,500 2,500
Hillsborough County Aviation Auth. (Tampa Int'l. Arpt.)
2nd Series, 3.70% 9/9/98, LOC Nat'l. Westminster Bank,
PLC, CP (d)  4,600  4,600
Jacksonville Elec. Auth. Rev. CP:
 Series A, 3.80% 9/8/98 (Liquidity Facility Morgan
 Guaranty Trust Co., NY)  5,600  5,600
 Series C-1, 3.50% 7/10/98 (Liquidity Facility Morgan
 Guaranty Trust Co., NY)  14,000  14,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Jacksonville Health Fac. Auth. Participating VRDN,
Series 1996 M, 4.20% (Liquidity Facility Caisse des
Depots et Consigns) (e) $ 9,810 $ 9,810
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.95%,
LOC Sumitomo Bank Ltd.,VRDN  1,200  1,200
Jacksonville Poll. Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co., Proj.) Series1994,
3.65% 9/11/98, CP mode  7,400  7,400
Jacksonville River City Renaissance Program CP:
 3.60% 7/13/98 (BPA Morgan Guaranty Trust Co, NY, &
 Credit Swiss First Boston)  4,400  4,400
 3.80% 9/8/98 (BPA Morgan Guaranty Trust Co, NY, &
 Credit Swiss First Boston)  3,000  3,000
 3.65% 9/11/98 (BPA Morgan Guaranty Trust Co, NY, &
 Credit Swiss First Boston)  9,800  9,800
Lee County Hosp. Board Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.) Series 1997-B, 3.85% 5/8/98,
LOC Facility SunTrust Bank, NA, CP mode  10,000  10,000
Sarasota County Pub. Hosp. Dist. Bonds
 (Sarasota Memorial Hosp.):
  Series 1991:
   3.70% 5/18/98, CP mode  9,000  9,000
   3.70% 5/19/98, CP mode  15,000  15,000
   3.70% 5/20/98, CP mode  6,000  6,000
   3.80% 8/12/98, CP mode  8,500  8,500
  Series 1993 A:
   3.70% 5/20/98, CP mode  15,000  15,000
   3.70% 5/19/98, CP mode  900  900
   3.80% 8/13/98, CP mode  5,000  5,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co., Proj.) Series 1994 A,
3.70% 9/8/98, CP mode  3,500  3,500
Sunrise Util. Sys. Rev. Participating VRDN:
 Series SG-16 1996 A, 4.25% (Liquidity Facility Societe
 Generale) (e)  1,000  1,000
 Series SGB-17 1996 A, 4.25% (Liquidity Facility Societe
 Generale) (e)  6,400  6,400
  237,200
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
GEORGIA - 2.9%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.) 4.25%, VRDN $ 2,790 $ 2,790
Atlanta Gen. Oblig. Participating VRDN, Series SG-58,
4.15% (Liquidity Facility Societe Generale) (e)  7,200  7,200
Atlanta Urban Residential Fin. Auth.
(Villages of Cascade Proj.) Series 1997 A, 4.25%,
LOC SunTrust Bank, Atlanta, VRDN (d)  6,700  6,700
Cartersville Poll. Cont. Rev. (Burtin Reality Enterprises) 4.25%,
LOC Wachovia Bank of Georgia, NA, VRDN  1,000  1,000
Chattanooga County Poll. Cont. Rev.
(Aladdin Manufacturing Co.) 4.35%,
LOC Wachovia Bank of Georgia, NA, VRDN (d)  4,300  4,300
Cherokee County Dev. Auth. Rev.
(Blue Circle Aggregates, Inc.) Series 1997, 4.20%,
LOC Den Danske Bank Group AS, VRDN (d)  3,500  3,500
Clayton County Hsg. Auth. Multi-Family Hsg. Rev. (Hyde Park
Club Apts. Proj.) Series 1997, 4.23%,
LOC Key Bank Nat'l. Assoc., VRDN (d)  3,500  3,500
Cobb County Dev. Auth. Ind. Dev. (Amoena Corp. Proj.)
Series 1992, 4.35%, LOC Bayerische Hypotheken-und
Wechsel Bank, VRDN (d)  2,150  2,150
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 4.30%, LOC Swiss Bank Corp., VRDN (d) 3,900 3,900 Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.) 4.35%,
LOC Comerica Bank, Texas, VRDN (d)  2,900  2,900
Dekalb County Hsg. Auth. Multi-Family Hsg. Rev. VRDN:
 (Bryton Hill Apts. Proj.) Series 1996, 4.30%,
 LOC PNC Bank, Kentucky (d)  1,000  1,000
 (Eales Trace Apts.) Series 1996, 4.23%,
  LOC Key Bank Nat'l. Assoc. (d)  2,675  2,675
Floyd County Dev. Auth. Ind. Dev. Rev.
(Marglen Ind., Inc. Proj.) Series 1997, 4.25%,
LOC SunTrust Bank, Atlanta, VRDN (d)  1,500  1,500
Fulton County Dev. Auth. VRDN:
 (Georgia Tech. Athletic Assoc.) 4.15%,
 LOC SunTrust Bank Atlanta  1,900  1,900
 (Woodward Academy, Inc. Proj.)
 Series 1997, 4.15%, LOC SunTrust Bank, Atlanta  5,000  5,000
Georgia Gen. Oblig. Participating VRDN, Series BT-122,
4.25% (BPA Bankers Trust Co.) (e)  4,580  4,580
Georgia Hsg. & Fin. Auth. Single Family Hsg. Rev. Bonds
3.85% 9/1/98 (FGIC Insured) (d)  7,600  7,600
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Georgia Municipal Elec. Auth. Bonds (Gen. Resolution
Proj.) Series 1985A:
  3.55% 5/15/98, LOC Morgan Guaranty
  Trust Co., NY, & Credit Swiss First Boston, CP mode $ 6,000 $ 6,000 3.70% 9/10/98, LOC Morgan Guaranty
  Trust Co., NY, & Credit Swiss First Boston, CP mode 1,000 1,000 3.65% 9/11/98, LOC Morgan Guaranty
  Trust Co., NY, & Credit Swiss First Boston, CP mode 3,100 3,100 Georgia Port Auth. (Colonel's Island Terminal) 4.25%,
LOC SunTrust Bank, Atlanta, VRDN (d)  1,940  1,940
Gwinnett County Ind. Dev. Rev. VRDN:
 (Curtis 1000, Inc. Proj.) Series 1996, 4.25%,
  LOC SunTrust Bank, Atlanta (d)  1,200  1,200
 (Sheperd Construction Co. Ltd.)
 4.50%, LOC SunTrust Bank (d)  1,100  1,100
Gwinnett County Multi-Family Hsg. Rev. (Herrington
Woods Apt.) Series 1996 A, 4.23%, LOC Key
Bank Nat'l. Assoc., VRDN (d)  6,700  6,700
Gwinnett Ind. Dev. Rev. VRDN:
 (Klockner Namasco Corp.) 4.20%, LOC NationsBank, NA (d) 1,000 1,000 (O'Neal Steel Inc.) 4.20%, LOC NationsBank, NA (d) 1,500 1,500
Henry County Dev. Auth. Solid Waste Rev.
(Atlas Roofing Corp. Proj.) Series 1997, 4.25%,
LOC SunTrust Bank, Atlanta, VRDN (d)  2,500  2,500
Jenkins County Poll. Cont. Rev. (Metal Industries Inc. of
Georgia) 4.20%, LOC Nationsbank, NA South, VRDN (d) 2,400 2,400 Lafayette Dev. Auth. Rev (The Dixie Group Proj.) Series 1998,
4.25%, LOC SunTrust Bank, Atlanta, VRDN (d)  2,000  2,000
Metro Atlanta Rapid Transit Auth. Sales Tax Rev.
Participating VRDN, Series SG-57, 4.15%
(Liquidity Facility Societe Generale) (e)  10,000  10,000
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 4.30%, LOC NBD Bank, NA, VRDN  3,860  3,860
Roswell Hsg. Auth. Multi-Family Hsg. Rev. VRDN:
 Rfdg. (Roswell-Oxford Proj.) Series 1990, 4.15%
 (Continental Casualty Co. Guaranteed)  6,100  6,100
 (Autumnbrook Apts.) Series 1991 A, 4.30%,
  LOC AmSouth Bank, NA  7,165  7,165
Savannah Econ. Dev. Auth. Ind. Dev. Rev.
(Fuji Vegetable Oil Inc. Proj.) 4.70%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (d)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Savannah Econ. Dev. Auth. Rev. VRDN:
 (Home Depot, Inc.) Series 1995 A, 4.25% (d) $ 1,500 $ 1,500
 (Kaolin Terminals Inc.) 4.20%, LOC NationsBank, NA (d) 5,000 5,000 Vienna Ind. Dev. Auth. (Mid Georgia Processing Co. LLC)
4.20%, LOC NationsBank, NA, VRDN (d)  3,200  3,200
Worth County Ind. Dev. Rev. Rfdg. (Seabrook Peanut Co. Proj.)
Series 1996B, 4.25%, LOC SunTrust Bank, Atlanta, VRDN  1,700  1,700
  132,160
HAWAII - 0.5%
Hawaii Dept. of Budget & Fin.:
 Participating VRDN, Series PT-139,
 4.25% (Liquidity Facility Commerzbank, AG) (e)  5,000  5,000
 Spl. Purp. Rev. Bonds:
  (Citizens Utilities):
  Series 1988A, 3.75% 6/5/98, CP mode (d)  4,400  4,400
   Series 1988B, 3.50% 6/9/98, CP mode (d)  1,190  1,190
   Series 1988B, 3.60% 6/12/98, CP mode (d)  2,000  2,000
   Series 1988C, 3.60% 5/12/98, CP mode (d)  2,210  2,210
  (Kaiser Permanante Proj.) Series 1984 D,
  6.05% 3/1/98  3,000  3,000
Hawaii Gen. Oblig. Participating VRDN, Series BTP-282,
4.25% (Liquidity Facility Bankers Trust Co.) (e)  5,000  5,000
  22,800
IDAHO - 0.1%
Idaho Health Facs. Auth. Hosp. Rev. (Holy Cross Health
Sys. Corp.) 4.15% (Liquidity Facility Morgan Guaranty
Trust Co., NY) VRDN  1,200  1,200
Idaho Hsg. & Fin. Assoc. Participating VRDN, 4.25%
(Liquidity Facility Merrill Lynch & Co., Inc.) (e)  3,300  3,300
  4,500
ILLINOIS - 8.6%
Bolingbrook Multi-Family Hsg. Rev. (Amerton Apt.) 4.20%,
LOC LaSalle Nat'l. Bank of Chicago, VRDN (d)  12,300  12,300
Carol Stream Multi-Family Hsg. (St. Charles Square LP) 4.30%
(Fannie Mae Guaranteed) VRDN (d)  2,000  2,000
Chicago Arpt. Spl. Fac. Rev. (Centerpoint O'Hare LLC) 4.30%,
LOC First Nat'l. Bank of Chicago, VRDN (d)  10,000  10,000
Chicago Collateralized Single Family Mtg. Rev. Bonds
Series 98-B, 3.70% 4/1/99 (d)  5,600  5,600
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co.)
3.70%, tender 12/1/98 (d) $ 7,200 $ 7,200
Chicago Gen. Arpt. Rev. (O' Hare Int'l. Arpt.)
Series 1988 A, 4.20%, LOC Bayerische
Landesbank Girozentrale, VRDN (d)  48,800  48,800
Chicago Ind. Dev. Rev. VRDN:
 (Ampere Automotive Corp. Proj.) Series 1996, 4.25%,
 LOC Harris Trust & Savings Bank, Chicago (d)  4,000  4,000
 (Guernsey Bel, Inc. Proj.) 4.25%, LOC Harris Trust &
 Savings Bank, Chicago (d)  1,400  1,400
Chicago Midway Arpt. Rev. Bonds
Series 1998, 3.65% tender 6/1/98,
LOC Bayerische Landesbank Girozentrale (d)  4,000  4,000
Chicago O'Hare Int'l. Arpt. Passenger Fac. Rev.
Participating VRDN, Series PT-138, 4.15%
(Liquidity Facility Commerzbank, AG) (e)  8,890  8,890
Chicago School Reform Participating VRDN:
 Series 1997 E, 4.25% (Liquidity Facility CoreStates Bank) (e)  8,700
8,700
 Series 1996-BB, 4.25% (Liquidity Facility Bank of America
  Nat'l. Trust & Savings Bank) (e)  18,690  18,690
Chicago Wtr. Rev. Participating VRDN, Series 1997 V,
4.25% (Liquidity Facility CoreStates Bank) (e)  11,560  11,560
Cook County Ind. Dev. Rev. (Little Lady Foods Proj.)
Series 1997, 4.25%, LOC LaSalle Nat'l Bank) VRDN (d) 3,000 3,000 Glendale Heights Participating VRDN, 4.20% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (e) 2,600 2,600
Illinois Dev. Fin. Auth. Rev. VRDN:
 Ind. Dev. Auth.:
  (FC Ltd. Partnership) 4.25%, LOC LaSalle Nat'l. Bank (d) 715 715 (Glenwood School for Boys) Series 1998,
  4.25%, LOC Harris Trust & Savings Bank, Chicago (d) 7,500 7,500 (Kindlon Partners Proj.) 4.25%, LOC Northern Trust,
   Chicago (d)  900  900
  (Kindlon Partners Proj.) Series 1994, 4.25%,
   LOC LaSalle Nat'l. Bank (d)  800  800
  (Maples & Sprowl Steel Ltd. Proj.) Series 1996 A, 4.30%,
   LOC LaSalle Nat'l. Bank (d)  2,800  2,800
  (Overton Gear and Tool Corp.) 4.25%, LOC Harris Trust
   and Savings Bank of Chicago (d)  2,100  2,100
  (Olive Can Co. Proj.) 4.25%, LOC LaSalle Nat'l. Bank (d)  2,660
2,660
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Rev. VRDN: - continued
 Ind. Dev. Auth.:
  (Touhy Ltd. Partnership) Series 1996, 4.25%,
   LOC LaSalle Nat'l. Bank (d) $ 1,400 $ 1,400
  (Toyal America, Inc. Proj.) 4.70%,
   LOC Bank of Tokyo-Mitsubishi Ltd. (d)  3,800  3,800
 Multi-Family Hsg. Rev. Rfdg. (Garden Glen Apts.)
  Series 1993, 4.35%  11,610  11,610
 Poll. Cont. Rev. (Illinois Pwr. Co. Proj.):
  Series 1987 B, 4.65%, LOC Bank of
  Tokyo-Mitsubishi, Ltd. (d)  9,400  9,400
  Series 1987 C, 4.65%, LOC Bank of
  Tokyo-Mitsubishi Ltd. (d)  1,600  1,600
  Series 1987 D, 4.70%, LOC Bank of
  Tokyo-Mitsubishi Ltd. (d)  6,100  6,100
  Series A, 4.20% (Liquidity Facility First Nat'l. Bank
   of Chicago) (MBIA Insured) (d)  21,200  21,200
  Series B, 4.25% (Liquidity Facility First Nat'l. Bank
   of Chicago) (MBIA Insured) (d)  26,600  26,600
  Series C, 4.30% (Liquidity Facility First Nat'l. Bank
   of Chicago) (MBIA Insured) (d)  15,200  15,200
Illinois Edl. Facs. Auth. Rev. (Shedd Aquarium Merlot)
Participating VRDN, Series 1997 U, 4.25%
(Liquidity Facility CoreStates Bank) (e)  9,040  9,040
Illinois Health Fac. Auth.:
 Participating VRDN, Series 1991 A & 1991 B,
 4.15% (Liquidity Facility Robobank Nederland,
 COOP Central) (e)  8,200  8,200
 Rev. VRDN:
  (Little Co. of Mary Hosp. and Health Care Centers)
   Series 1997 B, 4.20% (MBIA Insured) (Liquidity Facility
   First Nat'l. Bank, Chicago)  6,400  6,400
  (Methodist Med. Ctr. Proj.) Series 1985 B, 4.30%,
  LOC Sumitomo Bank, Ltd. Japan  10,300  10,300
  (Rehabilitation Inst. of Chicago)
  Series 1997, 4.15%, LOC Bank of America, Illinois 4,800 4,800 Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev.
(Williamsburg Apt. Proj.) Series 1991, 4.20%,
(Fannie Mae Guaranteed) VRDN (d)  16,500  16,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
 Series SG-3, 4.15% (Liquidity Facility Societe Generale) (e)  4,000
4,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
 Series SG-19, 4.25% (Liquidity Facility
 Societe Generale) (e) $ 8,675 $ 8,675
 Series SG-82, 4.15% (Liquidity Facility
 Societe Generale) (e)  14,500  14,500
Illinois Student Asst. Comm. Student Loan Rev. VRDN:
 Series 1988 A, 4.20% (MBIA Insured)
 (BPA Bank of America Nat'l. Trust & Savings Bank) (d) 5,900 5,900 Series 1997 A, 4.20%, LOC First Nat'l.
 Bank of Chicago (d)  4,800  4,800
Libertyville Ind. Rev. Rfdg. (Libertyville Manor Facs. Proj.)
Series 1992, 4.15%, LOC First of America Bank, VRDN 50 50 Metropolitan Pier & Exposition Auth. Participating VRDN,
Series A, 4.15% (Liquidity Facility Bank of
New York, NA) (e)  3,400  3,400
Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
4.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN 5,200 5,200 Palos Hills Multi-Family Hsg. Rev. (Green Oaks Proj.)
Series 1998, 4.25%, LOC LaSalle Nat'l. Bank of
Chicago, VRDN (d)  2,900  2,900
Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.)
Series 1997, 4.25%, LOC LaSalle National Bank of
Chicago, VRDN (d)  1,300  1,300
Rockford Ind. Dev. Auth. Rev. (Ringcan Corp. Proj.) Series 1998, 4.15%, LOC SunTrust Bank, Nashville, NA, VRDN 2,000 2,000
St. Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.)
Series 1986, 4.30%, LOC Nat'l. Westminster Bank,
VRDN (d)  3,000  3,000
Univ. of Illinois Participating VRDN, Series SG-65, 4.15%
(Liquidity Facility Societe Generale) (e)  2,705  2,705
Vernon Hills Ind. Dev. Rev. (Accurate Transmission Proj.)
4.25%, LOC Harris Trust & Savings Bank of
Chicago, NA, VRDN (d)  5,475  5,475
Village of Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
4.25%, LOC LaSalle Nat'l. Bank, VRDN (d)  2,500  2,500
Village of Lisle Multi-Family Hsg. Rev. (Devonshire of Isle
Proj.) Series 1991, 4.15%, LOC LaSalle Nat'l. Bank
of Chicago, VRDN  3,800  3,800
West Chicago Ind. Dev. Auth. Rev. (Bison Gear & Engineering
Corp.) 4.15%, LOC Bank of America, Illinois, VRDN (d) 5,160 5,160 Woodridge Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 4.35%,
LOC Firstar Bank of Milwaukee, NA, VRDN (d)  1,185  1,185
  394,915
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
INDIANA - 2.4%
Columbus Rev. (Rock-Tenn Co. Mill Division) Series 1995,
4.25%, LOC SunTrust Bank, Atlanta, VRDN (d) $ 4,450 $ 4,450 Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.)
Series 1997, 4.35%, LOC Bank of America, Illinois,
VRDN (d)  2,500  2,500
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange
Proj.) 4.35%, LOC PNC Bank, VRDN (d)  3,800  3,800
Elkhart Commty. Schools TAN 4% 12/31/98  2,900  2,906
Elkhart County (Burger Dairy Project) 4.70%, LOC Old Kent
Bank, Michigan, VRDN (d)  1,995  1,995
Franklin Gen. Oblig. Multi-Family Hsg. 4.20%, LOC
Federal Home Loan Bank, VRDN  2,211  2,211
Ft. Wayne Poll. Cont. Rev. (General Motors Corp. Proj.)
4.25%, VRDN  2,200  2,200
Gary Envir. Improv. Rev. Bonds (USX Proj.) Series 1986
3.60% 6/9/98, LOC Bank of New York, NA, CP mode 2,500 2,500 Greenwood Econ. Dev. Rev. (Endress & Hauser Inc.)
Series A, 4.25%, LOC Deutsche Bank, AG, VRDN (d)  4,000  4,000
Indiana Dev. Auth. Bonds Solid Waste Disp. Rev.
(Pure Air on the Lake Proj.) Series 1990A, 3.65% 9/4/98,
LOC Nat'l. Westminster Bank, PLC (d)  11,000  11,000
Indiana Hsg. Fin. Auth. Single-Family Hsg. Mtg.
Rev. Participating VRDN, 4.35%
(Liquidity Facility CoreStates Bank) (e)  8,845  8,845
Indiana Municipal Pwr. Agcy. Rev. Rfdg. Series 1998 A,
4.05%, LOC Toronto-Dominion Bank, VRDN  7,000  7,000
Indiana Trans. Fin. Auth. Arpt. Facs. Lease Participating VRDN:
 Series BTP-217, 4.20% (Liquidity Facility Bankers Trust Co.) (e)
3,500  3,500
 Series BTP-219, 4.20% (Liquidity Facility Bankers Trust Co.) (e)
6,930  6,930
Indianapolis Econ. Dev. Rev. (LLC Proj.) Series 1996. 4.25%,
LOC Bank One, Indianapolis, VRDN  950  950
Kendallville Ind. Dev. Rev. Rfdg. Series 1993
(Philip Morris Co., Inc.) 4.25%, VRDN  2,475  2,475
Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 4.30%,
LOC Huntington Nat'l. Bank of Columbus, VRDN (d) 2,500 2,500 Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
4.30%, LOC Huntington Nat'l. Bank, VRDN (d)  1,800  1,800
Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
4.25%, LOC NationsBank of Texas, VRDN (d)  3,500  3,500
Rockport Ind. Poll. Cont. Rev. (AK Steel Proj). VRDN:
 Series 1997 A, 4.20%, LOC PNC Bank, NA (d)  5,500  5,500
 Series 1998 A, 4.20%, LOC PNC Bank, NA (d)  6,000  6,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
INDIANA - CONTINUED
Scottsburg Ind. Dev. Auth. (Multi-Color Corp. Proj.) 4.35%,
LOC PNC Bank Ohio VRDN (d) $ 3,000 $ 3,000
St. Joseph County Ind. Econ. Dev. Auth. (Pin Oak Apts.) 4.30%,
LOC Federal Home Loan Bank, Indianapolis, VRDN (d) 2,100 2,100 Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Proj.):
 Series 85L-1, 3.50% 6/12/98
  (Nat'l. Rural Util. Coop. Guaranteed)  11,500  11,500
 Series 85L-4, 3.80% 9/8/98
  (Nat'l. Rural Util. Coop. Guaranteed)  1,250  1,250
 Series 895L-6:
 3.50% 6/11/98 (Nat'l. Rural Util. Coop. Guaranteed)  1,000  1,000
  3.60% 7/13/98 (Nat'l. Rural Util. Coop. Guaranteed)  2,000  2,000
  3.80% 9/8/98 (Nat'l. Rural Util. Coop. Guaranteed)  2,000  2,000
  109,412
IOWA - 0.9%
Iowa Fin. Auth. Hosp. Facs. Rev. Series 1988 B, VRDN:
 4.10% (Liquidity Facility Harris Trust & Savings
 Bank of Chicago) (d)  5,100  5,100
 4.10% (Liquidity Facility Harris Trust & Savings
 Bank of Chicago) (d)  14,300  14,300
Iowa Fin. Auth. Single Family Mtg. Rev. Bonds Series 1998 B,
3.70% tender 2/24/99 (d)  3,400  3,400
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.)
4.40% (Principal Mutual Life Ins. Co. Guaranteed) VRDN 6,000 6,000 Iowa School Cash Anticipation Program TRAN
Series A, 4.50% 6/26/98 (FSA Insured)  9,600  9,609
Marshalltown Commty. School Dist. RAN
Series 1997, 4.50% 6/24/98  1,000  1,001
  39,410
KANSAS - 0.7%
Burlington Poll. Cont. Rev. Bonds:
 (Kansas City Pwr. & Lt. Co. Proj.) Series 1985A, 3.70%
  8/12/98, LOC Toronto-Dominion Bank, PLC, CP mode 3,000 3,000 (Kansas Elec. Pwr. Coop.):
 Series 1985 C-2, 3.50% 6/11/98 (Nat'l. Rural Util.
  Coop. Guaranteed) CP mode  1,200  1,200
  Series 1985 C-1, 3.80% 9/8/98 (Nat'l. Rural Util.
  Coop. Guaranteed) CP mode  2,300  2,300
Coffeyville Ind. Dev. Rev. (Dixon Industries 1994) 4.25%,
LOC Nationsbank, NA, VRDN (d)  1,800  1,800
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
KANSAS - CONTINUED
Kansas City Util. Sys. Rev. Rfdg. & Impt. Participating VRDN,
Series 1994, 4.15% (Liquidity Facility Bank of
New York, NA) (e) $ 14,840 $ 14,840
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt.)
Series 1994, 4.25%, VRDN  7,500  7,500
Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 4.30%,
LOC Westdeutsche Landesbank Girozentrale, VRDN (d)  2,345  2,345
  32,985
KENTUCKY - 1.9%
Boone County Kentucky (Hennegan Co. Proj.) 4.32%,
LOC Star Bank NA, VRDN  1,525  1,525
Elizabethtown Ind. Bldg. Rev. (Altec Proj.) Series 1997,
4.25%, LOC Wachovia Bank, NA, VRDN (d)  5,000  5,000
Franklin County Ind. Bldg. Rev. (Certified Tool & Manufacturing
Proj.) 4.25%, LOC Bank One, Illinois, NA, VRDN (d)  3,310  3,310
Jefferson County:
 Ind. Dev. Rev. VRDN:
  (Commercial Lithographics Co. Project) 4.35%,
   LOC PNC Bank of Kentucky (d)  2,800  2,800
  (Wynn Starr Foods Proj.) Series 1996, 4.25%,
   LOC Bank One Kentucky, NA (d)  2,580  2,580
 Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
  Series 1996A, 3.60% 7/13/98, CP mode  1,000  1,000
  Series 1996A, 3.65% 9/11/98, CP mode  4,700  4,700
Louisville & Jefferson County Reg'l. Arpt. Auth. Rev:
VRDN:
 4.30%, LOC Nat'l. City Bank, Kentucky (d)  8,900  8,900
  Series 1996 A, 4.30%, LOC Nat'l. City Bank, Kentucky 21,150 21,150 Louisville Arpt. Lease Rev. Series 1989 B, 4.20%,
LOC Nat'l. City Bank, Kentucky, VRDN (d)  14,600  14,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):
  Series1992A, 3.50% 6/12/98, CP mode  4,735  4,735
  Series1997A, 3.65% 9/8/98, CP mode  13,300  13,300
Walton City Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
4.35%, LOC Fifth Third Bank, Cincinnati, VRDN (d)  1,975  1,975
  85,575
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
LOUISIANA - 1.4%
Caddo Parish Ind. Dev. Board Exempt Facs. Rev.
(Atlas Project) Series 1996 A, 4.20%,
LOC ABN-AMRO Bank, NV, VRDN (d) $ 15,500 $ 15,500
Lincoln Parish (William Inds. Inc. Proj.) Series 1995, 4.20%,
LOC Deutschebank, VRDN (d)  3,500  3,500
Louisiana Pub. Facs. Auth. Hosp. Auth. Rev. Bonds:
 (Our Lady of the Lake Med. Center) Series 1985:
  3.70% 6/18/98 (FSA Insured) (BPA Commerzbank, AG)
   CP mode  7,000  7,000
  3.70% 7/10/98 (FSA Insured) (BPA Commerzbank, AG)
   CP mode  1,000  1,000
  3.70% 7/10/98 (FSA Insured) (BPA Commerzbank, AG)
   CP mode  1,925  1,925
New Orleans Aviation Board Series 1997 A, 4.20%
(MBIA Insured) (Liquidity Facility Credit Swiss First Boston)
VRDN (d)  12,600  12,600
Parish of St. James Resource Recovery
(American Iron Prod. Proj.) Series 1997, 4.25%,
LOC NationsBank, NA, VRDN  7,000  7,000
South Louisiana Port Commission Rev. Port Facs. Rev. Bonds
(Holnam Inc. Project) 4.20%, LOC ABN-AMRO
Bank, NV, VRDN (d)  3,600  3,600
West Baton Rouge Parish District No. 3 Rev.:
 (Dow Chemical Co. Project):
  Bonds Series 1991, 3.80% 5/7/98, CP mode  6,600  6,600
  VRDN:
   Series 1993, 4.40% (d)  1,400  1,400
   Series1994 A, 4.40% (d)  500  500
   Series 1995, 4.40% (d)  1,800  1,800
  62,425
MAINE - 0.3%
Maine Edl. Loan Marketing Corp. Student Loan Rev. Series 1997
A-2, 4.10% (BPA Credit Swiss First Boston) VRDN (d) 7,500 7,500 Maine State Hsg. Auth. Mtg. Purchase Participating VRDN,
Series 1997 V, 4.25% (Liquidity Facility Caisse des
Depots Consigns) (e)  4,000  4,000
Maine State Hsg. Auth. Multi-Family Dev. Rev.
(Park Village Apts. Proj.) 4.25%, LOC Gen. Elec. Cap.
Corp., VRDN (d)  3,600  3,600
  15,100
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
MARYLAND - 1.4%
Baltimore Participating VRDN, Series SG-20, 4.20%
(Liquidity Facility Societe Generale) (e) $ 14,900 $ 14,900
Howard County Consolidated Pub. Impt. Series B, 3.55%
6/11/98 (Liquidity Facility Union Bank of Switzerland) CP  18,100
18,100
Howard County Econ. Dev. Rev. (Pace Inc. Proj.) 4.20%,
LOC Nationsbank, NA, VRDN  1,900  1,900
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 4.25%
(Liquidity Facility Banque Nationale de Paris) (e)  790  790
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. LP) Series 1996,
4.20%, LOC Nationsbank, NA, VRDN (d)  3,800  3,800
Montgomery County Hsg. Rev. Opportunities Commission
1997 Issue I, 4.20%, LOC Key Bank Nat'l. Assoc., VRDN (d)  22,500
22,500
Montgomery County Multi-Family Hsg. Rev. Series 1993 I,
4.70% (BPA Sumitomo Bank Ltd.) VRDN  2,600  2,600
  64,590
MASSACHUSETTS - 0.8%
Eagle Tax-Exempt Trust Participating VRDN, Series 1996,
4.25% (Liquidity Facility Citibank, NA) (e) 22,000 22,000 Massachusetts Bay Trans. Auth. Series C, 3.70% 5/7/98,
LOC Westdeutsche Landesbank Girozentrale, CP 2,000 2,000 Massachusetts Turnpike Authority Participating VRDN,
Series 1997 N, 4.28% (Liquidity Facility Bank
of America Nat'l. Trust & Savings Bank, San Francisco) (e)  14,000
14,000
  38,000
MICHIGAN - 1.2%
Detroit Consolidated School Dist. BAN 4.50% 5/1/98 23,500 23,500 Michigan Gen. Oblig. RAN 4.50% 9/18/98 2,500 2,506
Michigan Hosp. Fin. Auth. Participating VRDN, Series 1997 X,
4.25% (Liquidity Facility CoreStates Bank) (e)  7,200  7,200
Michigan Hsg. & Dev. Auth. Ltd. Oblig. Rev. (Woodland
Meadows Apt. Proj.) 4.15%, LOC Swiss Bank Corp. (d) 2,500 2,500 Michigan Strategic Fund:
 (Bosal Ind. Proj.) Series 1998, 4.35%,
 LOC Bank of New York, NA, VRDN (d)  4,500  4,500
 Bonds (Dow Chemical Co. Proj.):
  Series 1986, 3.50% 6/11/98, CP mode (d)  1,000  1,000
  Series 1986, 3.50% 6/12/98, CP mode (d)  1,000  1,000
  Series 1988, 3.70% 5/8/98, CP mode (d)  2,000  2,000
  Series 1988, 3.70% 6/5/98, CP mode (d)  1,150  1,150
  Series 1988, 3.50% 6/12/98, CP mode (d)  3,250  3,250
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Michigan Strategic Fund: - continued
 Limited Obligation Rev. Series 1995, 4.30%
  (National Rubber of Michigan, Inc.) LOC Nat'l. Bank
  of Canada VRDN (d) $ 2,100 $ 2,100
 Solid Waste. Disp. Sys. Rev. (Great Lakes Recovery) 4.30%,
  LOC NBD Bank, Michigan, VRDN  1,600  1,600
Michigan Trunk Line Participating VRDN, Series SG-87,
4.15% (FGIC Insured) (Liquidity Facility Societe
Generale) (e)  1,000  1,000
Wayne County Arpt. Rev. Rfdg. Series A, 4.15%,
LOC Bayerische Landesbank Girozentrale, VRDN (d)  3,600  3,600
  56,906
MINNESOTA - 1.2%
Anoka County Solid Waste Disp. Bonds
(United Pwr. Assoc. Proj.) Series 88, 3.65% 6/12/98
(Nat'l. Rural Util. Coop. Guaranteed) CP mode (d)  1,700  1,700
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.,
Sherburne Co. Gen #3) Series 1993 B:
  3.50% 6/12/98, CP mode  4,500  4,500
  3.55% 7/13/98, CP mode  4,000  4,000
  3.70% 9/8/98, CP mode  3,500  3,500
Duluth Econ. Dev. Auth. Health Care Facs. Participating VRDN:
 Series 1994 E, 4.60% (Connie Lee Insured)
 (Liquidity Facility Norwest Bank NA, Minnesota) (e) 1,575 1,575 Series 1994 F, 4.60% (Connie Lee Insured)
 (Liquidity Facility Norwest Bank NA, Minnesota) (e) 1,890 1,890 Hennepin County Rev. Rfdg. Series 1996 C, 4.30%, VRDN (d) 3,100
3,100
Maplewood Multi-Family Hsg. Rev. Rfdg. (Silver Ridge Proj.)
Series 1993, 4.60%, LOC Federal Home Loan Bank of
Chicago, VRDN  2,500  2,500
Minneapolis & St. Paul Hsg. & Hosp. Participating VRDN,
Series 1996 G, 4.60% (Liquidity Facility Norwest
Bank NA, Minnesota) (e)  1,310  1,310
Minnesota Hsg. Fin. Agcy. Participating VRDN, Series 1995 A,
4.15%, LOC Rabobank Nederland Coop. Central (e)  21,300  21,300
Osseo Ind. School Dist. Participating VRDN, Series 1994 H,
4.60% (Liquidity Facility Norwest Bank NA, Minnesota) (e)  1,325
1,325
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.)
4.25%, VRDN  1,200  1,200
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Rochester Health Care Facs.:
 (Mayo Foundation Proj.) Series 1985 C, 4.30%
  (Liquidity Facility Credit Swiss First Boston) VRDN $ 5,400 $ 5,400 Participating VRDN, Series 1994 K, 4.60%
  (Liquidity Facility Norwest Bank) (e)  1,260  1,260
Spring Lake Park Independent School Dist. #16
Participating VRDN, Series 1996 E, 4.60%
(Liquidity Facility Norwest Bank, NA Minnesota) (e)  1,175  1,175
  55,735
MISSISSIPPI - 0.1%
De Soto County Ind. Dev. Rev. (Flavorite Labs. Proj.)
Series 1991 A, 4.15%, LOC First Tennessee Bank NA,
Minnesota, VRDN  900  900
Mississippi Bus. Fin. Corp. (Calgon Carbon Corp.) 4.35%,
LOC PNC Bank, NA, VRDN (d)  2,000  2,000
  2,900
MISSOURI - 0.9%
Independence Ind. Dev. Auth. (Interlock Realty Co. Proj.)
4.35%, LOC Star Bank, NA, VRDN (d)  350  350
Missouri Health & Edl. Facs. Research Facs. Rev.
(Stowers Institute Med. Research) 4.15%,
LOC Morgan Guaranty Trust Co., NY, VRDN  28,200  28,200
Missouri Higher Ed. Loan Auth. Student Loan Rev. VRDN:
 Series1988 A, 4.20%, LOC Nat'l. Westminster Bank PLC (d)  3,000
3,000
 Series 1990 B, 4.20%, LOC Nat'l. Westminster Bank PLC (d)  3,500
3,500
Missouri Hsg. Dev. Commission Participating VRDN, 4.25%
(Liquidity Facility Merrill Lynch & Co., Inc.) (e) 2,170 2,170 Missouri Hsg. Dev. Rev. Single Family Mtg. Bonds
Series 1998-C, 3.90% tender 4/1/99 (d)  5,200  5,200
  42,420
MONTANA - 0.1%
Forsythe Poll. Cont. Rev. (Portland Gen. Elec. Co.)
Series 1983 A, 4.05%, LOC Union Bank of
Switzerland, VRDN  2,000  2,000
Montana Board of Hsg. Single-Family Participating VRDN,
Series PT-87, 4.25% (Liquidity Facility Banco
Santander) (e)  2,400  2,400
  4,400
NEBRASKA - 0.3%
Nebhelp Inc. Nebraska Rev. Series C, 4.20%,
LOC Student Loan Marketing Assoc.) VRDN  2,300  2,300
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
NEBRASKA - CONTINUED
Nebraska Investment Fin. Auth. Single Family Mtg. Rev.
Participating VRDN, Series 1992 D, 4.25% (Liquidity
Facility Bayerische Hypotheken-und Wechsel Bank) (e) $ 4,250 $ 4,250 Nebraska Single Family Hsg. Rev. Participating VRDN,
Series BTP-251, 4.30% (Liquidity Facility Bankers
Trust Co., NY) (e)  5,220  5,220
  11,770
NEVADA - 2.6%
Clark County:
 Arpt. Rev. Bonds (Adj. Rate Arpt. Sys.) Sub Lien
 Rev. Series 1998B, 3.875% tender 7/8/98
 (BPA Westdeutsche Landesbank Girozentrale)  19,000  19,000
 Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.)
  Series 1987A, 3.65% 9/9/98 CP mode (d)  7,100  7,100
 School Dist. Participating VRDN:
  Series BT-192, 4.25% (Liquidity Facility
  Bankers Trust Co) (e)  4,850  4,850
  Series SG-62, 4.15% (Liquidity Facility
  Societe Generale) (e)  2,600  2,600
 Spl. Fac. Arpt. Rev. Bonds (Signature Flight Support Corp.
 Proj.) Series 1997 A, 3.70%, tender 6/1/98,
 LOC Bayerische Landesbank Girozentrale  3,600  3,600
Las Vegas Valley Wtr. Dist. Series A, 3.70% 9/10/98,
LOC Union Bank of Switzerland, CP  16,800  16,800
Nevada Capital Improv. Bonds Participating VRDN, 4.25%
(Liquidity Facility Bankers Trust Co.) (e)  3,800  3,800
Nevada Gen. Oblig. Participating VRDN:
 4.15% (Liquidity Facility Societe Generale) (e) 18,160 18,160 Series FR/RI-36, 4.15% (Liquidity Facility
  Bank of New York, NA) (e)  4,175  4,175
Nevada Hsg. Div. VRDN:
 (Oakmont at Flamingo Rd. Proj.) Series 1996 A, 4.20%,
  LOC ABN-AMRO Bank, NV (d)  4,800  4,800
 (Oakmont at Fort Apache Road Proj.) Series 1996 A,
 4.20%, LOC ABN-AMRO Bank, NV (d)  3,800  3,800
 (Pecos Owens Court Apt. Proj.) Series 1996,
 4.20%, LOC Commerzbank, AG (d)  9,500  9,500
Nevada Muni. Participating VRDN, Series 1996 A, 4.25%
(Liquidity Facility Citibank NA) (e)  20,200  20,200
  118,385
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
NEW HAMPSHIRE - 3.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
 Bonds (New England Pwr. Co. Proj.):
  Series 1990 A, 3.70% 5/19/98, CP mode (d) $ 3,000 $ 3,000
  Series 1990 A, 3.65% 5/20/98, CP mode (d)  9,700  9,700
  Series 1990 A, 3.70% 5/20/98, CP mode (d)  1,650  1,650
  Series 1990 A, 3.60% 5/22/98, CP mode (d)  4,450  4,450
  Series 1990 A, 3.45% 6/1/98, CP mode (d)  3,000  3,000
  Series 1990 A, 3.55% 6/1/98, CP mode (d)  10,500  10,500
  Series 1990 A, 3.55% 6/1/98, CP mode (d)  2,100  2,100
  Series 1990 A, 3.70% 6/1/98, CP mode (d)  26,700  26,700
 (United Illumination Co.) Series 1997 A,
 4.20%, LOC Barclays Bank, PLC, VRDN (d)  52,000  52,000
New Hampshire Health. & Ed. (VHA New England, Inc.)
Series 85D, 4.15% (AMBAC Insured) VRDN  2,250  2,250
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 (Countryside Ltd. Partnership) 4.15%,
 LOC General Elec. Capital Corp., VRDN (d)  2,400  2,400
 (Fairways Proj.) 4.20%, LOC General Elec. Capital
 Corp., VRDN (d)  29,300  29,300
 Rfdg. (Nashua-Oxford Proj.) Series 1990, 4.15%
 (Continental Casualty Co. Guaranteed) VRDN  16,900  16,900
New Hampshire Hsg. Fin. Auth. Participating VRDN,
Series 1997 C, 4.25% (Liquidity Facility Merrill
Lynch & Co., Inc.) (e)  7,800  7,800
  171,750
NEW JERSEY - 1.1%
New Jersey Gen. Oblig. Participating VRDN, Series 943005,
4.20% (Liquidity Facility Citibank, NA) (e)  9,700  9,700
New Jersey TRAN Series 1998A:
 3.75% 5/14/98 (Liquidity Facility Bank of Nova Scotia)  23,500
23,500
 3.50% 6/12/98 (Liquidity Facility Bank of Nova Scotia)  19,000
19,000
  52,200
NEW MEXICO - 0.6%
Albuquerque Ind. Dev. Rev. (Plastech Corp.) Series 1994 A,
4.40%, LOC First Bank NA Minnesota VRDN (d)  185  185
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
4.35%, LOC Firstar Bank of Milwaukee, NA (d)  2,975  2,975
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
New Mexico Mtg. Fin. Auth. Single-Family Mtg. Prog.:
 Participating VRDN, Series PA-118, 4.25%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (e) $ 4,810 $ 4,810 Bonds Series 1997-2, 3.90%, tender 10/15/98
 (FGIC/Capital Market Svc. Guaranteed) (d)  5,000  5,000
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 4.25% (Liquidity Facility Credit Swiss
First Boston Corp) (e)  1,760  1,760
New Mexico TRAN Series 1997, 4.50% 6/30/98  7,400  7,408
Sandoval County Multi-Family Hsg. Rev. Bonds
(Meadowlark Apts. Proj.):
  Series 1997, 4%, tender 8/1/98 (FGIC/Capital Market
  Svc. Guaranteed) (d)  3,000  3,000
  Series 1997A, 3.90% tender 8/1/98 (FGIC Insured) (d)  2,530  2,530
  27,668
NEW YORK - 1.7%
Nassau County BAN, Series 1998 A, 4.25% 8/17/98  7,000  7,013
New York City Gen. Oblig. Bonds:
 Series L, 4.75% 8/1/98  1,900  1,904
 Series H-3, 3.80% 5/7/98 (FSA Insured)
 (BPA State Street Bank & Trust Co., Boston) CP mode  7,500  7,500
New York City Hsg. Dev. Corp. Multi-Family Mtg. Rev.
(400 W. 59th St. Proj.) 4.10%, LOC Bayerische
Hypotheken-und Wechsel Bank, VRDN (d)  7,200  7,200
New York City Participating VRDN, Series FR/RI-33 Reg. D,
4.10% (Liquidity Facility Bank of New York, NA) (e)  8,185  8,185
New York City RAN Series 1988 A, 4.50% 6/30/98  15,160  15,175
New York Metro Trans. Auth. Participating VRDN,
Series 983204, 4.20% (Liquidity Facility Citibank,
New York, NA) (e)  8,900  8,900
New York State Energy Research Dev. Auth.
Participating VRDN, 4.20% (Liquidity Facility Citibank) (e)  1,900
1,900
New York State Hsg. (Tribeca Park) Series 1997 A, 4%,
LOC Bayerische Hypotheken-und Wechsel Bank, VRDN  5,800  5,800
New York State Mtg. Agcy. Participating VRDN:
 Series 1997, 4.30% (Liquidity Facility
  Bank of New York, NA) (e)  2,600  2,600
 Series 97J, 4.25% (Liquidity Facility CoreStates Bank) (e)  12,000
12,000
  78,177
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
NEW YORK & NEW JERSEY - 0.8%
New York & New Jersey Port Auth. Participating VRDN:
 Series 6, 4.15% (Liquidity Facility Societe Generale) (e) $ 22,120 $
22,120
 Series 6, 4.15% (Liquidity Facility Societe Generale) (e)  12,800
12,800
  34,920
NORTH CAROLINA - 0.6%
Buncombe County Ind. Facs. & Poll. Cont. Fin. Auth.
 (Gold Star Coating) Series 1997, 4.20%,
 LOC Comerica Bank, Detroit, VRDN (d)  3,200  3,200
Buncombe County Poll. Cont. Fin. Auth. (Rich Mont)
Series 1991, 4.55%, LOC Bank of Tokyo-Mitsubishi,
Ltd, VRDN (d)  2,700  2,700
Robeson County Ind. Facs. & Poll. Cont. Rev.
(Culp Inc. Proj.) 4.20%, LOC Wachovia, NA, VRDN (d) 8,500 8,500 Surry Ind. Facs Poll. Cont. Rev. (Intex Corp.) 4.20%,
LOC Nationsbank, NA, VRDN (d)  1,100  1,100
Wake County Ind. Facs. & Poll. Cont. Fing. Auth. Rev.
 (Carolina Pwr. & Lt. Co.) VRDN:
  Series 1985, 4.75%, LOC Sumitomo Bank, Ltd.  10,800  10,800
  Series B, 4.75%, LOC Sumitomo Bank, Ltd.  2,900  2,900
  29,200
OHIO - 1.9%
Butler County BAN 3.95% 6/19/98  2,615  2,616
Cleveland City School Dist. Rev. Participating VRDN, 4.25%
(Liquidity Facility Bankers Trust Co.) (e)  4,800  4,800
Greene County Gen Oblig BAN:
 Series C, 4.25% 6/4/98  5,000  5,001
 Series E, 4.25% 6/4/98  4,380  4,382
Ohio Air Quality Dev. Auth.:
 Bonds (Duquesne Lt. Co. Proj.) Series 88, 3.65% 9/10/98,
 LOC Toronto-Dominion Bank, PLC, CP mode (d)  3,000  3,000
 (JMG Funding Ltd.) 4.15%, LOC Societe Generale,
 VRDN (d)  4,000  4,000
Ohio Higher Ed. (Pooled Fing. Prog.) 4.25%, LOC Fifth
Third Bank, VRDN  10,100  10,100
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
 (Willowlakes Apt. Proj.) Series A, 4.25%,
  LOC Bank One, NA, VRDN (d)  1,500  1,500
 Participating VRDN, Series 1998 A-1, 4.15%
  (Liquidity Facility Bank of New York, NA) (e) 3,800 3,800 MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
OHIO - CONTINUED
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
 Participating VRDN, Series 1998 A-1, 4.25% (Liquidity
 Facility Bank of America Nat'l. Trust & Savings Bank) (e) $ 20,300 $
20,300
Ohio Wtr. Dev. Auth. Bonds:
 (Cleveland Elec. Proj.) Series 88A, 3.80% 8/11/98
  (FGIC Insured) CP mode (d)  7,400  7,400
 (Duquesne Lt. Co. Proj.):
  3.65% 5/19/98, LOC Toronto-Dominion Bank, PLC,
   CP mode (d)  3,350  3,350
  3.65% 9/4/98, LOC Toronto-Dominion Bank, PLC,
   CP mode (d)  3,000  3,000
  3.75% 5/11/98, LOC Toronto-Dominion Bank, PLC,
   CP mode (d)  3,000  3,000
Richland County Ind. Dev. Rev. (Sabin Robbins Paper Co.)
Series 1997, 4.30%, LOC Fifth Third Bank,
Cincinnati, VRDN  1,200  1,200
Scioto County Marine Term. Facs. Rev.
(Norfolk Southern Corp. Proj.) 5.40%, VRDN  3,400  3,400
Stark County (H-P Products, Inc. Proj.) 4.38%,
LOC Key Bank Nat'l. Assoc., VRDN (d)  2,300  2,300
Student Loan Funding Corp. Rev., Series 1990-A3, 4.10%,
LOC Nat'l. Westminster Bank PLC, VRDN (d)  3,800  3,800
  86,949
OKLAHOMA - 1.1%
Guymon Utils. Auth. Rev. (Seaboard Proj.) Series 1995,
4.25%, LOC SunTrust Bank, Atlanta, VRDN (d)  3,300  3,300
Oklahoma Hsg. Fin. Auth. Single Family Mtg. Rev.
Series 1997 A, Participating VRDN, 4.25% (Liquidity
Facility Bayerische Hypotheken-und Wechsel Bank) (e) 3,770 3,770 Oklahoma Hsg. Fin. Agcy. Participating VRDN:
 4.52% (Liquidity Facility Banque Nationale de Paris) (e)  5,000
5,000
 Series 1996 G, 4.25% (Liquidity Facility Caisse
  des Depots et Consigns) (e)  2,260  2,260
Oklahoma School Dist. Cfts. of Prtn. RAN Series 1997 A,
4.50% 6/30/98  6,200  6,202
Oklahoma Student Loan Auth. Series 1997 A, 4.20%
(MBIA Insured) (BPA Student Loan Marketing Assoc.) VRDN (d)  17,900
17,900
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
 Series 1997 B1, 4.25% (Liquidity Facility Bank of
  America Nat'l. Trust & Savings Bank) (e)  4,100  4,100
 Series 1997 B2, 4.20% (Liquidity Facility
  Bank of America Nat'l. Trust & Savings Bank (e)  7,200  7,200
  49,732
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
OREGON - 0.3%
Oregon Board of Higher Ed. Participating VRDN,
Series SGA-29, 4.20% (Liquidity Facility Societe
Generale) (e) $ 10,000 $ 10,000
Oregon Econ. Dev. Rev. (Schnitzer Steel Ind. Inc.) Series 176,
4.30%, LOC Commerzbank, Germany, VRDN (d)  2,300  2,300
Oregon Hsg. & Commty. Svc. Dept. Mtg. Rev. Bonds
Series 1997 D, 4.05%, tender 5/14/98 (d)  3,150  3,150
  15,450
PENNSYLVANIA - 6.9%
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.80%
(Continental Casualty Co. Guaranteed) VRDN  2,800  2,800
Carbon County Ind. Dev. Auth. Resource Recovery Bonds
 (Panther Creek Partners Proj.):
  Series 90A, 3.60% 6/12/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  5,000  5,000
  Series 90A, 3.65% 9/4/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  4,445  4,445
  Series 90B, 3.65% 9/11/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  3,350  3,350
  Series 91A, 3.65% 9/9/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  5,700  5,700
City of Pittsburgh Gen. Oblig. Participating VRDN,
Series 1996 A, 4.25% (Liquidity Facility
Bankers Trust Co.) (e)  3,500  3,500
Crawford County Ind. Dev. Auth. (Clear Lake Lumber, Inc. Proj.)
Series 1997, 4.35%, LOC PNC Bank, NA, VRDN  4,000  4,000
Dallastown Area School Dist. York County Pennsylvania
Series 98, 4.17% (FGIC Insured)
(BPA FGIC Security Purchase Inc.) VRDN  9,750  9,750
Dauphin County School Dist. Rev. 4.25% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN  14,400  14,400
Del Valley Reg. Fin. Auth. Local Govt. Participating VRDN,
Series B, 4.15% (Liquidity Facility
Merrill Lynch & Co., Inc.) (e)  3,580  3,580
Lycoming County Ind. Dev. Auth. (Coastal Aluminum
Rolling Mills) Series 1995, 4.35%,
LOC Meridian Bank, VRDN (d)  3,800  3,800
North Lebanon Township Rev. (Grace Commty. Inc. Proj.)
Series 1992 B, 4.55%, LOC CoreStates Bank, VRDN  2,095  2,095
North Penn Wtr. Auth. Wtr. Rev. Participating VRDN,
Series SG-30, 4.20% (Liquidity Facility Societe
Generale) (e)  4,000  4,000
Northampton County Ind. Dev. Auth. (Binney & Smith, Inc. Proj.)
Series 1997 A, 4.35%, LOC First Nat'l. Bank of
Chicago, VRDN (d)  1,900  1,900
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Northeastern Hosp. Auth. Rev. Bonds (Hosp. Center Services)
Series B, 3.50% 6/12/98 (MBIA Insured)
(BPA PNC Bank, NA) CP mode $ 4,000 $ 4,000
Northumberland County Ind. Dev. Auth. Rev.
(Foster Wheeler Mt. Carmel Proj.) 4.15%,
LOC Union Bank of Switzerland, VRDN (d)  6,455  6,455
Northumberland County Ind. Dev. Resource Recovery
(Foster Wheeler Mt. Carmel Proj.) Series 1987 B, 4.15%,
LOC Union Bank of Switzerland, VRDN  1,450  1,450
Pennsylvania Econ. Dev. Auth. Rev. VRDN:
 Series 1995 A6, 4.35%, LOC PNC Bank, NA (d)  1,700  1,700
 Series 1996 D5, 4.35%, LOC PNC Bank, NA (d)  3,000  3,000
 Series 1997 B1, 4.35%, LOC PNC Bank, NA (d)  1,700  1,700
 Series 1997 B6, 4.35%, LOC PNC Bank, NA (d)  1,100  1,100
 Series 1997 B7, 4.35%, LOC PNC Bank, NA (d)  1,000  1,000
 Series 1997 B8, 4.35%, LOC PNC Bank, NA (d)  1,200  1,200
 Series 1997 B9, 4.35%, LOC PNC Bank, NA (d)  1,300  1,300
 (Alpha Carb Enterprises) Series 1991 D1, 4.35%,
  LOC PNC Bank, NA (d)  1,300  1,300
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev. VRDN:
 Series 1988 A, 4.20%, LOC Student Loan Marketing Assoc. (d)  13,000
13,000
 Series 1988 B, 4.20%, LOC Student Loan Marketing Assoc. (d)  6,000
6,000
 Series 1988 E, 4.20%, LOC Student Loan Marketing Assoc. (d)  16,800
16,800
 Series 1994 A, 4.20%, LOC Student Loan Marketing Assoc. (d)  67,550
67,550
 Series 1997 A, 4.25%, LOC Student Loan Marketing Assoc. (d)  8,700
8,700
Pennsylvania Higher Ed. Fac. Auth. Health Rev. Participating
VRDN, Series MGT-4A, 4.25% (Liquidity Facility Morgan
Guaranty Trust Co.) (e)  4,750  4,750
Pennsylvania Higher Ed. Loan Assistance Prog.
Student Loan Rev. 4.20%,
LOC Student Loan Marketing Assoc., VRDN (d) 19,500 19,500 Pennsylvania Hsg. Fin. Agcy. Single-Family Mtg. Rev.
 Participating VRDN:
  Series 1997-56C, 4.15% (Liquidity Facility Credit
   Swiss First Boston) (e)  5,520  5,520
  Series ML PT-119B, 4.15% (Liquidity Facility Credit
   Swiss First Boston) (e)  3,220  3,220
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Arpt. Rev. Trust Receipts
Participating VRDN, Series 1997, 4.15%
(Liquidity Facility Bank of New York, NA) (e) $ 14,800 $ 14,800 Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98  17,800  17,814
Philadelphia Redevelopment Auth. (Southwork Plaza Proj.)
Series 1997 A, 3.45%, LOC PNC Bank, NA, VRDN (d)  12,500  12,500
Philadelphia School Dist. Participating VRDN, Series 1997 W,
4.25% (Liquidity Facility CoreStates Bank) (e)  5,450  5,450
Sayre Health Care Facs. Auth. Hosp. Rev. (VHA of
Pennsylvania) Series 1985 K, 4.10% (AMBAC Insured)
(BPA First Nat'l. Bank of Chicago) VRDN  2,100  2,100
Venango Ind. Dev. Auth. Resource Recovery Bonds
(Scrubgrass Proj.):
  Series 1990A, 3.60% 7 /10/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  2,900  2,900
  Series 1990B, 3.65% 5/19/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  3,300  3,300
  Series 1993, 3.65% 9/11/98,
   LOC Nat'l. Westminster Bank, PLC, CP mode (d) 2,000 2,000 Westmoreland County Ind. Dev. Auth. Rev.
(Nat'l. Waste & Energy Corp.) Series 1993, 4.35%,
LOC Fleet Bank, NA, VRDN (d)  3,300  3,300
York City Gen. Auth. Pooled Fing. Rev. Series 1996, 4.15%,
LOC First Union Nat'l. Bank of NC, VRDN  13,500  13,500
  315,229
RHODE ISLAND - 0.3%
Rhode Island Hsg. & Mtg. Fin. Auth. Participating VRDN:
 Series 23, 4.25% (Liquidity Facility Caisse des Depots
 et Consigns) (e)  6,260  6,260
 Series 30, 4.30% (Liquidity Facility Bank of New York, NA) (e)  8,075
8,075
Rhode Island Ind. Facs. Corp. Ind. Dev. Rev. (NFA Corp.Proj.)
4.50%, LOC BankBoston, VRDN (d)  1,900  1,900
  16,235
SOUTH CAROLINA - 3.6%
Kershaw County Ind. Dev. Rev. Rfdg. (New South Proj.)
Series 1992, 4.15%, LOC NationsBank, NA., VRDN  6,500  6,500
Lancaster County Ind. Dev. Rev. (Synteen Tech., Inc. Proj.)
Series 1997, 4.25%, LOC NationsBank, NA, VRDN (d) 2,500 2,500 Marlboro County Ind. Dev. Rev. (Reliance Trading Corp.)
Series 1997, 4.25%, LOC LaSalle Nat'l. Bank, Chicago,
VRDN (d)  1,250  1,250
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
Marlboro County Solid Waste Disposal Fac.
(Willamette Ind. Inc. Proj.) Series 1995, 4.20%,
LOC Deutsche Bank, AG, VRDN (d) $ 15,000 $ 15,000
Orangeburg County Solid Waste Disp.
Participating VRDN, Series 1997 B, 4.30%
(Liquidity Facility CoreStates Bank) (e)  6,400  6,400
South Carolina Cap. Impt. Participating VRDN, Series BT-27,
4.26% (Liquidity Facility Automatic Data Processing, Inc.) (e)  2,193
2,193
South Carolina Hsg. Fin. & Dev. Auth. Series 1997 B, 3.90%
tender 12/1/98 (d)  13,000  13,000
South Carolina Jobs Econ. Dev. Auth. VRDN:
 (Chambers Richland Co. Landfill) 4.25%,
  LOC SunTrust Bank, Atlanta (d)  3,000  3,000
 (Mita South Carolina, Inc. Proj.) Series 1997, 4.45%,
 LOC Bank of Tokyo-Mitsubishi Ltd. (d)  3,500  3,500
 (Mohawk Industries Inc.):
  4.35%, LOC First Union Nat'l. Bank of Georgia (d)  1,500  1,500
  4.35%, LOC First Union Nat'l. Bank of Georgia (d)  1,800  1,800
  4.35%, LOC First Union Nat'l. Bank of Georgia (d) 3,900 3,900 South Carolina Jobs Econ. Dev. Auth. Healthcare Facs.
Rev. (The Methodist Home Proj.) Series 1994, 4.15%,
LOC NationsBank NA, VRDN  6,900  6,900
South Carolina Port Auth. Jr. Lien, 4.20%,
LOC Wachovia Bank, NA, VRDN (d)  1,000  1,000
South Carolina Pub. Svc. Auth.:
 (Santee Cooper Proj.) CP:
  3.55% 7/10/98 (Liquidity Facility Bank of Nova Scotia)  47,000
47,000
  3.60% 7/13/98 (Liquidity Facility Bank of Nova Scotia) 1,200 1,200 3.70% 7/16/98 (Liquidity Facility Bank of Nova Scotia) 21,100
21,100
  3.55% 7/24/98 (Liquidity Facility Bank of Nova Scotia)  11,500
11,500
  3.50% 8/21/98 (Liquidity Facility Bank of Nova Scotia) 4,400 4,400 Participating VRDN, Series 1996, 4.20% (Liquidity Facility
  Citibank, NA (e)  6,300  6,300
Williamsburg County Ind. Dev. Auth. (Peddinghaus Corp.)
4.25%, LOC LaSalle National Bank of Chicago, VRDN (d)  3,500  3,500
  163,443
SOUTH DAKOTA - 1.2%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
  Series PT-85, 4.25% (Liquidity Facility Rabobank
   Nederland, NV) (e)  16,170  16,170
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
SOUTH DAKOTA - CONTINUED
South Dakota Hsg. Dev. Auth.: - continued
Participating VRDN: - continued
  Series PA-119, 4.25% (Liquidity Facility Merrill
  Lynch & Co.) (e) $ 7,500 $ 7,500
 Series 1997 E, 4.40%, LOC Westdeutsche Landesbank
  Girozentrale, VRDN (d)  27,015  27,015
 Bonds Series G, 3.95% tender 8/13/98 (d)  6,600  6,600
  57,285
TENNESSEE - 3.2%
Chattanooga Ind. Dev. Board:
 (Burner Systems Inc.) 4.20%, LOC NationsBank, NA,
  VRDN (d)  2,000  2,000
 (Chattanooga Bakery Inc.) 4.25%, LOC Suntrust Bank
  Nashville NA VRDN (d)  3,500  3,500
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products
Inc. Proj.) 4.35%, LOC PNC Bank, VRDN (d)  500  500
Cumberland County Ind. Dev. Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 4.35%, LOC PNC Bank, NA, VRDN (d) 1,500 1,500 Dickson County Ind. Dev. Board Ind. Dev. Rev. (Tennessee Bun
Co.) Series 1996, 4.35%, LOC PNC Bank, Ohio, VRDN (d) 2,500 2,500 Fayetteville & Lincoln County Ind. Dev. Rev. (V.A.W. of
America, Inc.) Series 1997, 4.25%,
LOC NationsBank, NA, VRDN (d)  1,000  1,000
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 4.20%, LOC NationsBank, NA
South, VRDN (d)  3,000  3,000
Knox County Ind. Dev. Board (Southern Foundry Supply Inc.
Project) 4.25%, LOC Suntrust Bank Nashville NA VRDN 1,900 1,900 Memphis-Shelby County Arpt. Auth. Rev. VRDN:
 Series 1996 A, 4.15%, LOC First Union
  Nat'l. Bank of North Carolina (d)  900  900
 Series 1996 B-1, 4.15%, LOC First Union
  Nat'l. Bank of North Carolina (d)  27,700  27,700
 Series 1996 B-3, 4.15%, LOC First Union
  Nat'l. Bank of North Carolina (d)  2,400  2,400
 Series 1996 B-4, 4.15%, LOC First Union
  Nat'l. Bank of North Carolina (d)  24,000  24,000
Memphis-Shelby County Poll. Cont. Rev.
(Birmingham Steel) Series 1996, 4.35%,
LOC PNC Bank, Kentucky, VRDN (d)  4,300  4,300
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Memphis Ctr. Rev. Fin. Corp. (Arbors of Hbr. Town Project) Series 1990, 4.45% (Northwestern Mutual Guaranteed) VRDN $ 10,150 $ 10,150 Metropolitan Govt. Nashville & Davidson County Gen. Oblig. Participating VRDN, Series SG-11, 4.20%
(Liquidity Facility Societe Generale) (e)  4,100  4,100
Montgomery County Pub. Bldg. Auth. Adj. Rate Pooled Fin. Rev.
Series 1997, 4.10%, LOC Nationsbank, NA, VRDN  6,000  6,000
Morristown Ind. Rev. (Tuff Torq Corp. Proj.) Series 1989,
4.20%, LOC Bank of Tokyo-Mitsubishi, VRDN (d)  1,830  1,830
Nashville & Davidson County Gen. Oblig. Participating VRDN,
4.20% (Liquidity Facility Citibank New York, NA) (e) 16,200 16,200 Nashville & Davidson County Health & Edl. Facs. Rev. Bonds
(Vanderbilt Univ.) 3.50% 6/11/98
(Liquidity Facility Nationsbank, NA) CP mode  1,500  1,500
Oakridge Ind. Dev. Board Rev. Solid Waste Fac.
(Environmental L.P.) Series 1996, 4.25%,
LOC SunTrust Bank, Atlanta, VRDN (d)  1,800  1,800
Selmer McNairy County Ind. Dev. Rev. (United Stainless Proj.)
4.15%, LOC Bank of America, Illinois, VRDN (d)  3,600  3,600
Shelby County Gen. Oblig. Participating VRDN, Series 964201,
4.25% (Liquidity Facility Citibank, NA) (e)  13,500  13,500
South Pittsburg Ind. Dev. Board Rev. (Lodge Manufacturing Proj.) 4.25%, LOC SunTrust Bank Nashville, NA, VRDN (d) 1,800 1,800 Tennessee Hsg. Dev. Agcy. Participating, VRDN Series PT-59B,
4.25% (Liquidity Facility Credit Swiss First Boston (e) 1,000 1,000 Volunteer State Student Funding Corp. Student Loan Rev.,
Series 1988 A-1, 4.20%, LOC Sumitomo Bank, VRDN (d) 6,100 6,100 Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996,
4.25%, LOC NationsBank of Tennessee, VRDN (d)  2,400  2,400
  145,180
TEXAS - 15.5%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Riverchase Proj.) Series 1985 A, 4.60%,
LOC Household Finance Corp., VRDN  1,600  1,600
Austin Independent School Dist. Adj. Rate TRAN:
 4.11% 8/31/98 (f)  2,200  2,200
 4.11% 8/31/98 (f)  3,080  3,080
 4.11% 8/31/98 (f)  5,720  5,720
Austin Util. Sys. Rev. Bonds Series A, 3.50% 6/12/98,
LOC Morgan Guaranty Trust Co., NY, CP  5,585  5,585
Brazos Hbr. Ind. Dev. Auth. Bonds:
 (Dow Chemical Co. Proj.):
  Series 1986, 3.50% 6/12/98, CP mode  6,000  6,000
  Series 1986, 3.60% 6/10/98, CP mode  1,460  1,460
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds
 (Texas Util.Elec. Proj.) Series 1994A:
  3.60% 5/15/98, LOC Canadian Imperial Bank
   of Commerce, CP mode (d) $ 1,000 $ 1,000
  3.65% 911/98, LOC Canadian Imperial Bank
   of Commerce, CP mode (d)  6,500  6,500
Brazos River Bonds Hbr. Navigation Dist. of Brazoria County:
 (Dow Chemical Co. Proj.):
  Bonds:
   Series 1988, 3.50% 5/18/98, CP mode (d)  5,000  5,000
   Series 1988, 3.70% 6/5/98, CP mode (d)  8,970  8,970
   Series 1988, 3.50% 6/11/98, CP mode (d)  2,200  2,200
   Series 1988, 3.50% 6/12/98, CP mode (d)  13,000  13,000
   Series 1991, 3.55% 5/22/98, CP mode (d)  8,200  8,200
   Series 1991, 3.55% 6/11/98, CP mode (d)  4,000  4,000
   Series 1992, 3.70% 6/5/98, CP mode (d)  4,400  4,400
   Series 1992, 3.50% 6/12/98, CP mode (d)  14,260  14,260
  VRDN:
   Series 1992 A, 4.40% (d)  1,500  1,500
   Series 1993, 4.40% (d)  5,700  5,700
   Series 1996, 4.40% (d)  2,700  2,700
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997 4.25%, LOC SunTrust Bank, Atlanta,
VRDN (d)  1,500  1,500
Brownsville Util. Sys. Rev. Series A, CP:
 3.50% 6/12/98, LOC Toronto-Dominion Bank, PLC  1,000  1,000
 3.55% 7/10/98, LOC Toronto-Dominion Bank, PLC  7,900  7,900
 3.70% 9/8/98, LOC Toronto-Dominion Bank, PLC  1,000  1,000
Colorado River Muni. Wtr. Dist. Rev. Participating VRDN,
Series PA-187, 4.15% (Liquidity Facility Merrill
Lynch & Co., Inc.) (e)  8,930  8,930
Comal County Health Facs. Dev. (McKenna Memorial
Health Sys.) 4.20%, LOC Texas Commerce Bank, NA,
Houston, VRDN  6,700  6,700
Dallas-Fort Worth Reg. Arpt Participating VRDN:
 Series SG-5, 4.25% (Liquidity Facility Societe Generale) (e)  5,000
5,000
 Series 954301, 4.25% (Liquidity Facility Citibank, NA) (e)  23,400
23,400
De Soto Independent School Dist. Participating VRDN,
Series SGA-25, 4.20% (Liquidity Facility Societe
Generale) (e)  7,230  7,230
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TEXAS - CONTINUED
Denton Util. Sys. Rev. Rfdg. Participating VRDN,
Series SG-32, 4.20% (Liquidity Facility
Societe Generale) (e) $ 7,230 $ 7,230
El Paso Ind. Dev. Auth. (Camden Wire Co. Inc.) Series 1996,
4.30%, LOC NationsBank, NA VRDN (d)  2,300  2,300
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests) 4.25%,
LOC National Westminster Bank PLC, VRDN (d)  6,000  6,000
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 4.25%, LOC Bank One Texas, VRDN (d)  4,040  4,040
Goose Creek Consolidated Independent School Dist.
Adj. Rate TRAN:
  4.11% 8/28/98 (f)  2,400  2,400
  4.11% 8/28/98 (f)  3,408  3,408
Grand Prairie Ind. Dev. Auth. Rev. (Precision/
API Ketema Proj.) Series 1996, 4.55%, LOC Marine
Midland Bank, NA, VRDN (d)  780  780
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds:
 Series 1992 A, 4.05%, tender 9/1/98 LOC Student Loan
  Marketing Assoc. (d)  7,500  7,500
 Series 1993 B, 4.10%, tender 6/1/98, LOC Student Loan
  Marketing Assoc. (d)  1,500  1,500
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg.,
Series 1992 B, 3.60%, LOC SLMA, VRDN (d)  1,800  1,800
Greater Texas Student Loan Corp. Bonds
Series 1998-A, 3.70%, tender 2/1/99,
LOC Student Loan Marketing Assoc. (d)  14,550  14,550
Gulf Coast Ind. Dev. Auth. Rev. (Mueller Flow Tech., Inc. Proj.) Series 1997, 4.35%, LOC NBD Bank, NA, Detroit,
VRDN (d)  5,000  5,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp.
Rev. Bonds (Amoco Oil Co. Proj.)
Series 1991, 3.80% tender 10/1/98  4,600  4,600
Harlingen Ind. Dev. Auth. (Gibbs-Texas Die Casting) 4.40%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (d)  6,000  6,000
Harris County:
 Health Facs Rev. Bonds (Sisters of Charity Incarnate Word)
 Series 1997A, 3.60% 6/8/98 (BPA Toronto-Dominion
 Bank) CP mode  6,000  6,000
 Hsg. Fin. Corp. (The Mills Apts. Proj.) 4.20%
  (Fannie Mae Guaranteed) VRDN (d)  4,000  4,000
 Multi-Family Housing Auth. (Trails of Ashford Apt.)
  Series 1997, 4.20% (Fannie Mae Guaranteed) VRDN (d) 9,050 9,050 MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TEXAS - CONTINUED
Houston Arpt. Sys. Senior Lien Notes Series 1993 CP:
 3.70% 5/5/98, LOC Canadian Imperial
 Bank of Commerce (d) $ 5,000 $ 5,000
 3.50% 6/10/98, LOC Canadian Imperial
 Bank of Commerce (d)  2,400  2,400
 3.70% 7/13/98, LOC Canadian Imperial
 Bank of Commerce (d)  8,600  8,600
Houston Gen. Oblig. Series B CP:
 3.55% 7/24/98 (Liquidity Facility Morgan Guaranty
  Trust Co., NY)  18,000  18,000
 3.55% 9/11/98 (Liquidity Facility Morgan Guaranty
  Trust Co., NY)  7,000  7,000
Houston Higher Ed. Fin. Corp. (The Graduate Apts. Proj.)
4.20% 7/1/98, LOC Texas Commerce Bank, NA, VRDN  4,750  4,750
Houston TRAN Series 1997, 4.50% 6/30/98  10,000  10,010
Houston Wtr. & Swr. Rev. Series A, 3.85% 8/13/98
(Liquidity Facility Credit Swiss First Boston) CP 9,700 9,700 Houston Wtr. & Swr. Sys. Participating VRDN:
 Series 1998, 4.15% (Liquidity Facility Bank of
 New York, NA) (e)  13,230  13,230
 Series SG-24, 4.25% (Liquidity Facility Societe Generale) (e)  4,700
4,700
Hurst Euless Bedford Ind. School Dist. Unltd. Tax Rfdg.
Participating VRDN, Series ML SG-98, 4.15%
(Liquidity Facility Societe Generale) (e)  5,270  5,270
Matagorda County Navigation Dist. #1 Participating VRDN:
 Series 1989 C, 4.20% (Liquidity Facility Caisse des Depots
  et Consigns) (e)  14,800  14,800
 Series 1989 D, 4.25% (Liquidity Facility Caisse des Depots
  et Consigns) (e)  5,240  5,240
McKinney Ind. Dev. Corp. Ind. Dev. Rev. (Delta Daily Food Inc.
Proj.) Series 1994, 4.25%, LOC ABN-AMRO Bank, VRDN (d) 8,500 8,500 Mineral Wells Ind. Dev. Corp. (Electronic Interconnects)
Series 1997, 4.55%, LOC NBD Bank, NA Detroit,
VRDN (d)  5,100  5,100
Nacogdoches Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns
Inc. Proj.) 4.15%, LOC NationsBank of Texas, VRDN  1,605  1,605
North Central Texas Health Facs. Dev. Auth. Bonds (Methodist
Hosp. of Dallas) Series 91B, 3.50% 6/11/98 (MBIA Insured)
(BPA Rabobank Nederland Coop. Central) CP mode  3,000  3,000
North Texas Higher Ed. Auth. Student Loan Rev. VRDN:
 Series 1990, 4.20%, LOC Student Loan Marketing Assoc. (d)  5,900
5,900
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TEXAS - CONTINUED
North Texas Higher Ed. Auth. Student Loan Rev. VRDN: - continued
 Series 1990, 4.20%, LOC Student Loan Marketing Assoc. (d) $ 4,600 $
4,600
 Series 1991 F, 4.20% (AMBAC Insured) (BPA Student Loan
 Marketing Assoc.) (d)  7,600  7,600
 Series 1993 A, 4.20%, LOC Student Loan Marketing Assoc. (d)  5,500
5,500
 Series A, 4.20% (AMBAC Insured) (Liquidity Facility
 Student Loan Marketing Assoc.) (d)  7,400  7,400
North Texas Tollway Auth. Participating VRDN, Series 1997 A,
4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (e)  10,000
10,000
Plano Health Facs. Dev. Auth. Bonds (Children's & Presbyterian
Health Care Center Proj.) 3.60% 6/8/98 (MBIA Insured)
(BPA Texas Commerce Bank, NA) CP mode  1,100  1,100
Port Arthur Navigational Dist. Poll. Cont. Rev.
(Star Enterprise Proj.) Series 1994, 4.30%,
LOC Swiss Bank Corp., VRDN (d)  43,200  43,200
Port Arthur Texas Navigation Dist. Rev. (Star Enterprise Proj.)
Series 1998, 4.30%, LOC Bank of Montreal, VRDN  23,000  23,000
Port Corpus Christi Ind. Dev. Corp. (Coastal Corp.) Series 1997, 4.20%, LOC Banque Nationale. de Paris, VRDN (d) 25,000 25,000
Port Corpus Christi Waste Rev. (Coastal Refining & Mktg.)
4.20%, LOC Banque Nationale de Paris, VRDN (d)  4,900  4,900
San Antonio Elec. & Gas Rev.:
 Participating VRDN:
  Series SG101, 4.15% (Liquidity Facility Societe
  Generale) (e)  9,225  9,225
  Series SG104, 4.15% (Liquidity Facility Societe
  Generale) (e)  11,725  11,725
  Series SG105, 4.15% (Liquidity Facility Societe
  Generale) (e)  21,800  21,800
 Series A, CP:
  3.55% 9/11/98  5,000  5,000
  3.60% 9/16/98  6,800  6,800
San Antonio Hotel Occupancy Tax Rev. Participating VRDN,
Series SG-51, 4.15% (Liquidity Facility Societe Generale) (e)  4,150
4,150
San Antonio Hsg. Fin. Auth. VRDN:
 (Eagle's Nest Apt. Proj.) 4.20% (Fannie Mae Guaranteed) (d)  1,100
1,100
 (Hbr. Care Ambassador) 4.20% (Fannie Mae Guaranteed) (d)  3,700
3,700
 (La Jolla Apts.) 4.20% (Fannie Mae Guaranteed) (d) 8,000 8,000 (Wellington Place Proj.) 4.20% (Fannie MAe Guaranteed) (d) 5,945
5,945
San Antonio Hsg. Fin. Auth. Multi-Family Rev. VRDN:
 (Cape Cod Apts.) Series 1990, 4.20%
  (Fannie Mae Guaranteed) (d)  8,100  8,100
 (Mesa Ridge Apts. Proj.) 4.20% (Fannie Mae Guaranteed) (d)  5,100
5,100
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
TEXAS - CONTINUED
San Antonio Wtr. Rev. Participating VRDN, Series 1996,
4.25% (Liquidity Facility Citibank, NA) (e) $ 5,800 $ 5,800
San Marcos Ind. Dev. Corp. Ind. Dev. Rev.
(Butler Manufacturing Co.) Series 1995, 4.57%,
LOC NationsBank of Texas, VRDN (d)  3,000  3,000
Terrel Dev. Corp.Ind. Dev. Rev. (Consolidated Systems) 4.25%,
LOC Wachovia Bank, VRDN (d)  5,400  5,400
Texas A&M Univ. Rev. Bonds Series B, 3.60% 6/8/98
(Liquidity Facility Morgan Guaranty Trust Co., NY) CP mode  3,600
3,600
Texas A&M Univ. Sys. Participating VRDN, Series SG-21,
4.20% (Liquidity Facility Societe Generale) (e)  7,500  7,500
Texas Assoc. of School Boards TRAN Series 1997,
4.30% 8/31/98  10,770  10,770
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN:
 Series PT-9, 4.15% (BPA Merrill Lynch & Co.) (e)  2,510  2,510
 4.15% (Liquidity Facility Bayerische Hypotheken-und
  Wechsel Bank) (e)  5,340  5,340
Texas Gen. Oblig. TRAN 4.75% 8/31/98  18,900  18,954
Texas Pub. Fin. Auth.:
 Series B, 3.60% 5/15/98, CP  1,000  1,000
 Participating VRDN, Series 1996-CB2,
 4.25% (Liquidity Facility Chase Manhattan Bank) (e) 4,970 4,970 Texas Tpk. Auth. Participating VRDN, Series PA-189, 4.15%
(Liquidity Facility Merrill Lynch & Co., Inc.) (e) 12,595 12,595 Texas Wtr. Dev. Board Participating VRDN, Series SGA-23,
4.20% (Liquidity Facility Societe Generale) (e)  5,600  5,600
Travis Multi-Family Hsg. Rev. (Aspen Hills Project) 4.20%,
VRDN (Fannie Mae Guaranteed) (d)  9,800  9,800
Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev
 (Primecrest Ltd. Proj.) VRDN:
  Series 1990 A, 4.20%, LOC ABN-AMRO Bank (d)  3,400  3,400
  Series 1990 B, 4.20%, LOC Bank of America (d)  2,400  2,400
Tuloso Midway Independent School Dist. Adj. Rate TRAN:
 4.11% 8/31/98 (f)  1,750  1,750
 4.11% 8/31/98  350  350
  712,382
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
UTAH - 0.7%
Intermountain Pwr. Agcy.:
 Series 97B, CP:
  3.50% 6/11/98 (Liquidity Facility Bank of Nova Scotia) $ 4,000 $
4,000
  3.70% 5/7/98 (Liquidity Facility Bank of Nova Scotia) 2,700 2,700 Bonds Series F, 3.70% 5/7/98 (AMBAC Insured)
  (BPA Union Bank of Switzerland) CP mode  1,200  1,200
 Participating VRDN, 4.25% (Liquidity Facility
 Citibank New York NA) (e)  7,600  7,600
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
4.15% (Liquidity Facility Societe Generale) (e)  2,100  2,100
Toole City Ind. Dev. Rev. (Nelson & Sons Project ) Series 1997,
4.35%, LOC Key Bank Nat'l. Assoc. VRDN (d)  1,500  1,500
Utah Board of Regents Student Loan, 4.20% (AMBAC Insured)
(BPA Barclays Bank, PLC) VRDN  13,100  13,100
Utah Hsg. Fin. Agcy. Participating VRDN, Series PT-84B,
4.25% (Liquidity Facility Rabobank Nederland, NV) (e)  760  760
  32,960
VERMONT - 0.1%
Vermont Econ. Dev. Auth. (Huber and Suhner Proj.)
4.38%, LOC Key Bank Nat'l. Assoc., VRDN  2,275  2,275
Vermont Ind. Dev. Auth. Rev. (Ryegate Proj.) Series 1990,
4.25%, LOC ABN-AMRO Bank, NA, VRDN (d)  1,000  1,000
  3,275
VIRGINIA - 1.1%
Botetourt County Ind. Dev. Auth. (VA Forge Co. Proj.)
Series 1996, 4.25%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (d)  1,200  1,200
Chesapeake Ind. Dev. Auth. Poll Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) Series 1985, 3.70% 9/9/98,
CP mode  2,000  2,000
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
 (Virginia Elec. Pwr. Co.):
  Series 1985, 3.60% 9/11/98, CP mode  2,800  2,800
  Series B, 3.50% 6/11/98 CP mode  3,000  3,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds:
 (Virginia Elec. Pwr. Co. Proj.):
  Series 87A, 3.50% 7/17/98, CP mode  3,400  3,400
  Series 87A, 3.60% 9/11/98, CP mode  2,000  2,000
Greensville County (Beach Mold & Tool) 4.35%,
LOC National City Bank, Kentucky, VRDN (d)  1,680  1,680
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Loudoun County Ind. Dev. Auth. Arpt. Sys. Bonds
(Signature Flight Proj.) Series 98, 4.15% 6/1/98,
LOC Bayerische Landesbank Girozentrale, CP mode (d) $ 3,250 $ 3,250 Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
 (Virginia Elec. Pwr. Co. Proj.):
  Series 1987, 3.70% 9/9/98, CP mode  1,300  1,300
  Series 1985, 3.60% 5/21/98
   (BPA Bank of New York, NA) CP mode (d)  2,975  2,975
  Series 1987, 3.85% 5/15/98, CP mode  5,100  5,100
Lynchburg Ind. Dev. Auth. (Volunteer Hosp. of America
Mid-Atlantic States Proj.) Series 1985 B, 3.80%
(AMBAC Insured) (BPA First Chicago Corp.) VRDN  3,000  3,000
Madison County Ind. Dev. Auth. Rev.
(Madison Wood Preserves) Series 98, 4.20%,
LOC Wachovia Bank, NA, VRDN (d)  4,600  4,600
Mecklenburg County Ind. Dev. Auth. Rev. American Bldgs.
Co. Proj.) 4.35%, LOC LaSalle National Bank, VRDN (d) 1,050 1,050 Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
 (Virginia Elec. Pwr. Co. Proj.):
  3.50% 7/17/98, CP mode  1,800  1,800
  3.60% 6/12/98, CP mode  3,000  3,000
York County Ind. Dev. Auth.:
 (Philip Morris Co. Proj.) Series 1991, 4.25%, VRDN 4,000 4,000 Bonds (Virginia Elec. Pwr. Co. Proj.) Series 85, 3.85%
  5/15/98, CP mode  5,200  5,200
  51,355
WASHINGTON - 4.4%
Chelan County Pub. Utils. Dist. #1 Participating VRDN, 4.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (e) 5,705 5,705
Kent Gen. Oblig. Participating VRDN, Series SGA-27, 4.20%
(Liquidity Facility Societe Generale) (e)  5,070  5,070
King County Pub. Hosp. Dist. Rev. Rfdg. Participating VRDN,
Series PL-170, 4.20% (AMBAC Insured)
(Liquidity Facility Banco Santander, SA) (e)  5,940  5,940
Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Landfill
Proj.) Series 1990, 4.30%, LOC Bank of America, VRDN (d) 5,700 5,700 Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 4.50%,
LOC Wells Fargo Bank, VRDN (d)  3,000  3,000
Pilchuck Dev. Pub. Corp. (Romac Ind.) 4.65%,
LOC Union Bank of California, VRDN (d)  5,200  5,200
Port Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.)
4.30%, LOC Bank of America Nat'l. Trust &
Savings Bank, VRDN (d)  2,380  2,380
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Port of Seattle Sub Lien Rev. Series B, CP:
 4.15% 5/7/98, LOC Bank of America Nat'l.
  Trust & Savings Bank $ 4,500 $ 4,500
 3.70% 9/11/98, LOC Bank of America Nat'l.
  Trust & Savings Bank  4,001  4,001
Washington Econ. Dev. Fin. Auth. Rev. VRDN:
 (Ferry Brothers, Inc. Proj.) 4.23%,
  LOC Key Bank Nat'l. Assoc. (d)  5,000  5,000
 (Hunter Douglas Project) Series 1997 A, 4.25% (d) 2,200 2,200 Washington Gen. Oblig. Participating VRDN:
 Series 195, 4.25% (Liquidity Facility Bankers Trust Co.) (e)  5,300
5,300
 Series 1993 B, 4.25% (Liquidity Facility Citibank, NA) (e)  13,300
13,300
 Series 1996, 4.25% (Liquidity Facility Citibank, NA) (e)  4,000
4,000
 Series BT-101, 4.25% (BPA Bankers Trust Co.) (e)  12,065  12,065
 Series BT-114, 4.25% (BPA Bankers Trust Co.) (e)  9,005  9,005
 Series SG-9, 4.25% (Liquidity Facility Societe Generale) (e)  4,100
4,100
 Series SG-11, 4.25% (Liquidity Facility Societe Generale) (e)  3,700
3,700
 Series SG-13, 4.25% (Liquidity Facility Societe Generale) (e)  10,000
10,000
 Series SG-35, 4.20% (Liquidity Facility Societe Generale) (e)  12,500
12,500
 Series SG-36, 4.20% (Liquidity Facility Societe Generale) (e)  11,000
11,000
 Series SG-37, 4.15% (Liquidity Facility Societe Generale) (e)  11,080
11,080
 Series 984702, 4.20% (Liquidity Facility Citibank, NA) (e)  12,200
12,200
Washington Hsg. Fin. Commission:
 Multi-Family Mtg. Rev. (Winterhill Apt. Proj.) Series 1996A,
  4.30% (FSA Insured) (Liquidity Facility Wells Fargo
   Bank, NA) VRDN (d)  4,300  4,300
 Single-Family Mtg Rev.:
  Participating VRDN:
   Series 1997 D, 4.35% (Liquidity Facility CoreStates
   Bank) (e)  7,500  7,500
   Series PT-86, 4.25% (Liquidity Facility Merrill Lynch &
   Co., Inc.) (e)  3,980  3,980
  Bonds Series 1997 5A-5, 3.90% tender 12/15/98 (d)  4,910  4,910
Washington Pub. Pwr. Supply Sys. Participating VRDN:
 Series 94 B, 4.25% (Liquidity Facility Citibank) (e) 20,600 20,600 Series BT-61, 4.32% (Liquidity Facility Automatic
 Data Processing, Inc.) (e)  2,335  2,335
Washington State Hsg. Fin. Commission Multi-Family Rev.
(Eaglepointe Apts.) Series 1996 A, 4.30% (FSA Insured)
(Liquidity Facility Wells Fargo, NA) VRDN (d)  2,840  2,840
  203,411
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
WEST VIRGINIA - 1.8%
Grant County Solid Waste Disp. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) Series 96,
3.75% 7/16/98, CP mode (d) $ 3,200 $ 3,200
Marion County Solid Waste Disp. Rev. VRDN:
 (American Bituminous Pwr. Partners) Series 1990 D, 4.20%,
  LOC Nat'l. Westminster Bank PLC (d)  10,200  10,200
 (Grant Town Cogeneration Proj.):
  Series 1990 A, 4.20%, LOC Nat'l. Westminster
   Bank PLC (d)  34,200  34,200
  Series 1990 B, 4.20%, LOC Nat'l. Westminster
   Bank PLC (d)  13,100  13,100
  Series 1990 C, 4.20%, LOC Nat'l. Westminster
   Bank PLC (d)  2,500  2,500
West Virginia Pub. Energy Auth. Bonds:
 (Morgantown Energy Assoc.):
  3.60% 5/15/98, LOC Swiss Bank Corp., CP mode (d)  4,600  4,600
  3.60% 5/15/98, LOC Swiss Bank Corp., CP mode (d)  6,100  6,100
  3.50% 5/18/98, LOC Swiss Bank Corp., CP mode (d)  2,000  2,000
  3.65% 5/19/98, LOC Swiss Bank Corp., CP mode (d)  1,000  1,000
  3.60% 6/12/98, LOC Swiss Bank Corp., CP mode (d)  2,000  2,000
  3.55% 7/10/98, LOC Swiss Bank Corp., CP mode (d)  2,400  2,400
  3.65% 9/9/98, LOC Swiss Bank Corp., CP mode (d)  1,000  1,000
  82,300
WISCONSIN - 1.3%
Appleton Area School Dist. BAN 4.05% 11/10/98  2,800  2,803
City of Ladysmith Solid Waste Disp. Rev.
(Cityforest Corp. Proj.) Series 98, 4.25%,
LOC Union Bank of California, VRDN (d)  5,000  5,000
Eau Claire Area School Dist. TRAN 4.10% 9/28/98  5,900  5,904
Merrill Ind. Dev. Rev. (C&H Packaging Co. Inc.) Series 1996,
4.35%, LOC Firstar Bank Milwaukee, NA, VRDN (d) 5,765 5,765 Milwaukee School Dist. Rev. RAN 4.25% 8/27/98 16,500 16,522
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 4.30%,
LOC Firstar Bank Milwaukee NA, VRDN (d)  2,000  2,000
Platteville Ind. Dev. Auth. Rev.
(Woodward Communications) 4.25%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (d) 1,650 1,650 Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 4.25%,
LOC NationsBank, NA South, VRDN (d)  2,000  2,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994,
4.25%, LOC Bank One, Milwaukee, VRDN (d)  1,595  1,595
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE (NOTE 1)
 AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 4.30%,
LOC First Bank, Minnesota, VRDN (d) $ 2,365 $ 2,365
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
4.35%, LOC Firstar Bank Milwaukee NA, VRDN (d) 1,600 1,600 Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 4.25%,
LOC Bank One, Wisconsin, VRDN (d)  2,035  2,035
Sun Prairie Ind. Rev. (Flambeau Corp. Proj.) Series 95,
4.35%, LOC Firstar Bank Milwaukee NA, VRDN (d)  7,000  7,000
Wisconsin Gen. Oblig. Participating VRDN, Series 1992,
4.25% (Liquidity Facility Bankers Trust Co.) (e)  5,800  5,800
  62,039
WYOMING - 1.2%
Converse County Poll. Cont. Rev. Bonds (Pacificorp Proj.)
Series 1992, 3.80% 5/7/98, LOC Union Bank of
Switzerland, CP mode  8,000  8,000
Laramie County Ind. Dev. Rev. (Cheyenne Light, Fuel and Pwr.)
 VRDN:
  4.35% (AMBAC Insured) (Liquidity Facility
  Norwest Bank, NA) (d)  5,000  5,000
  4.35% (AMBAC Insured) (Liquidity Facility
  Norwest Bank, NA) (d)  3,500  3,500
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating
VRDN, Series 1997 1 & 3, 4.15% (Liquidity Facility
Bayerische Hypotheken-und Wechsel Bank) (e)  4,005  4,005
Wyoming Gen. Oblig. TRAN Series 1997:
 4.25% 6/26/98  3,800  3,803
 4.50% 6/26/98  28,900  28,928
  53,236
MULTIPLE STATES - 0.6%
Clipper Participating VRDN, Series 1995-1, 4.57% (Liquidity
Facility State Street Bank & Trust Co., Boston) (d)(e) 3,452 3,452 Eagle Tax-Exempt Trust Participating VRDN, 4.20% (Liquidity
Facility Citibank, New York, NA) (e)  3,300  3,300
Stephens Equity Trust II Participating VRDN, Series 1996,
4.25%, LOC Republic Nat'l. Bank, NY (e)  19,081  19,081
  25,833
 SHARES
 (000'S)
OTHER - 0.4%
Municipal Central Cash Fund (b) (c)  20,483  20,483
TOTAL INVESTMENTS - 100%  $ 4,593,433
Total Cost For Income Tax Purposes  $ 4,593,437
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.13%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Austin Independent
 School Dist.
 Adj. Rate TRAN:
  4.11% 8/31/98 12/2/97 $ 2,200
  4.11% 8/31/98 11/10/97 $ 3,080
  4.11% 8/31/98 11/25/97 $ 5,720
Goose Creek
 Consolidated
 Independent
 School Dist.
 Adj. Rate TRAN:
  4.11% 8/28/98 11/14/97 $ 2,400
  4.11% 8/31/98 12/11/97 $ 3,408
Tuloso Midway
 Independent
 School Dist.
 Adj. Rate TRAN
 4.11% 8/31/98 9/12/97 $ 1,750
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $490,000 all of which will expire on October 31, 2004. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                                             $ 4,593,433
ACCOMPANYING SCHEDULE

CASH                                                                                  4,549

RECEIVABLE FOR INVESTMENTS SOLD                                                       32,770

RECEIVABLE FOR FUND SHARES SOLD                                                       90,753

INTEREST RECEIVABLE                                                                   38,229

 TOTAL ASSETS                                                                         4,759,734

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                          $ 44,096

PAYABLE FOR FUND SHARES REDEEMED                                            63,954

DISTRIBUTIONS PAYABLE                                                       275

ACCRUED MANAGEMENT FEE                                                      1,144

OTHER PAYABLES AND ACCRUED EXPENSES                                         852

 TOTAL LIABILITIES                                                                    110,321

NET ASSETS                                                                           $ 4,649,413

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 4,649,908

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                   (495)

NET ASSETS, FOR 4,649,900 SHARES OUTSTANDING                                         $ 4,649,413

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                              $1.00
SHARE ($4,649,413 (DIVIDED BY) 4,649,900 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                             $ 82,949

EXPENSES

MANAGEMENT FEE                                                     $ 6,441

TRANSFER AGENT FEES                                                 3,814

ACCOUNTING FEES AND EXPENSES                                        118

NON-INTERESTED TRUSTEES' COMPENSATION                               13

CUSTODIAN FEES AND EXPENSES                                         249

REGISTRATION FEES                                                   239

AUDIT                                                               36

LEGAL                                                               25

MISCELLANEOUS                                                       79

 TOTAL EXPENSES BEFORE REDUCTIONS                                   11,014

 EXPENSE REDUCTIONS                                                 (12)     11,002

NET INTEREST INCOME                                                          71,947

REALIZED AND UNREALIZED GAIN (LOSS)                                          (2)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM                              (1)
ACCRETION OF DISCOUNT

NET GAIN (LOSS)                                                              (3)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 71,944



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          APRIL 30, 1998     OCTOBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 71,947           $ 128,205
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (2)                149

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM           (1)                1
 ACCRETION OF DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           71,944             128,355
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (71,947)           (128,205)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   8,798,694          13,444,798
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    69,708             123,338

 COST OF SHARES REDEEMED                                   (8,351,005)        (13,110,599)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          517,397            457,537
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  517,394            457,687

NET ASSETS

 BEGINNING OF PERIOD                                       4,132,019          3,674,332

 END OF PERIOD                                            $ 4,649,413        $ 4,132,019




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                              APRIL 30, 1998

                              (UNAUDITED)        1997     1996     1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .016              .032     .031     .034     .023     .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.016)            (.032)   (.031)   (.034)   (.023)   (.022)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.61%             3.28%    3.17%    3.48%    2.33%    2.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 4,649            $ 4,132  $ 3,674  $ 3,606  $ 3,495  $ 2,936
(IN MILLIONS)

RATIO OF EXPENSES TO           .49% A            .49%     .49%     .50%     .52%     .49%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          3.22% A           3.23%    3.12%    3.43%    2.31%    2.21%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $18,558,000 or 0.4% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .29% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $12,000 under this arrangement. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
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DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
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4001 Tamiami Trail, North
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2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
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GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Market
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
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